Fund Holdings
March 31, 2024
Our Funds
Daily Income Fund (HDIXX)
Short-Term Government Securities Fund (HOSGX)
Short-Term Bond Fund (HOSBX)
Intermediate Bond Fund (HOIBX)
Rural America Growth & Income Fund (HRRLX)
Stock Index Fund (HSTIX)
Value Fund (HOVLX)
Growth Fund (HNASX)
International Equity Fund (HISIX)
Small-Company Stock Fund (HSCSX)

Portfolio of Investments
Daily Income Fund  |  March 31, 2024  |  (Unaudited)

U.S. Government & Agency Obligations | 86.2% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Federal Farm Credit Bank	5.39%(a)	04/25/24	$500,000	$500,000
Federal Farm Credit Bank	5.39(a)	05/24/24	1,000,000	1,000,000
Federal Farm Credit Bank	5.37(a)	06/11/24	4,000,000	4,000,000
Federal Farm Credit Bank	5.44(a)	08/08/24	500,000	500,000
Federal Farm Credit Bank	5.40(a)	08/27/24	2,000,000	2,000,000
Federal Farm Credit Bank	5.35(a)	09/06/24	2,000,000	2,000,000
Federal Farm Credit Bank	5.42(a)	11/22/24	4,000,000	4,000,000
Federal Farm Credit Bank	5.41(a)	12/18/24	1,000,000	1,000,000
Federal Farm Credit Bank	5.42(a)	12/30/24	500,000	500,000
Federal Farm Credit Bank	5.43(a)	03/07/25	2,000,000	2,000,000
Federal Farm Credit Bank	5.46(a)	05/28/25	500,000	500,000
Federal Farm Credit Bank	5.46(a)	05/30/25	1,000,000	1,000,000
Federal Farm Credit Bank	5.39(a)	07/18/25	1,000,000	1,000,000
Federal Farm Credit Bank	5.47(a)	08/13/25	750,000	750,000
Federal Farm Credit Bank	5.48(a)	08/22/25	500,000	500,000
Federal Farm Credit Bank	5.50(a)	11/28/25	500,000	500,000
Federal Farm Credit Bank	5.50(a)	12/01/25	500,000	500,000
Federal Farm Credit Bank	5.49(a)	12/15/25	1,000,000	1,000,000
Federal Farm Credit Bank	5.49(a)	01/12/26	500,000	500,000
Federal Farm Credit Bank	5.49(a)	01/29/26	500,000	500,000
Federal Farm Credit Bank	5.46(a)	03/12/26	1,000,000	1,000,000
Federal Home Loan Bank	5.00	02/10/17	1,000,000	958,350
Federal Home Loan Bank	5.41(a)	06/17/24	500,000	500,000
Federal Home Loan Bank	5.50	08/12/24	1,000,000	999,866
Federal Home Loan Bank	5.59	09/27/24	250,000	250,000
Federal Home Loan Bank	5.27	11/01/24	2,000,000	1,940,318
Federal Home Loan Bank	5.46(a)	01/03/25	1,300,000	1,299,985
Federal Home Loan Bank	5.03	01/10/25	1,500,000	1,500,000
Federal Home Loan Bank	5.47(a)	03/24/25	1,200,000	1,199,882
Federal Home Loan Bank	5.48(a)	07/24/25	1,000,000	1,000,000
Federal Home Loan Bank	5.50(a)	08/08/25	770,000	769,923
Federal Home Loan Bank	5.48(a)	08/22/25	500,000	500,000
Federal Home Loan Bank	5.42(a)	09/19/25	1,000,000	1,000,000
Federal Home Loan Bank	5.49(a)	12/08/25	2,000,000	2,000,000
Federal Home Loan Bank	5.49(a)	12/11/25	750,000	750,000
Federal Home Loan Bank	5.53(a)	01/14/26	500,000	500,000
Federal Home Loan Bank	5.47(a)	02/09/26	500,000	500,000
U.S. Treasury Bill	5.39	04/09/24	25,000,000	24,970,667
U.S. Treasury Bill	5.39	04/16/24	30,000,000	29,934,000
U.S. Treasury Bill	5.38	04/23/24	27,000,000	26,913,045
U.S. Treasury Bill	5.41	04/25/24	13,000,000	12,954,197
U.S. Treasury Bill	5.40	04/30/24	17,000,000	16,930,121
U.S. Treasury Bill	5.40	05/09/24	10,000,000	9,944,267
U.S. Treasury Bill	5.32	05/14/24	2,000,000	1,987,706
U.S. Treasury Bill	5.21	06/13/24	500,000	495,002
U.S. Treasury Bill	5.19	07/18/24	3,000,000	2,955,225
U.S. Treasury Bill	5.24	07/25/24	2,000,000	1,967,928
U.S. Treasury Bill	5.20	08/01/24	1,000,000	983,106
U.S. Treasury Bill	5.26	08/08/24	2,000,000	1,963,880
U.S. Treasury Bill	5.28	08/15/24	2,000,000	1,961,731
U.S. Treasury Bill	5.31	09/12/24	1,500,000	1,465,106
U.S. Treasury Bill	5.07	11/29/24	2,250,000	2,177,384
U.S. Treasury Bill	4.84	12/26/24	3,000,000	2,896,995
U.S. Treasury Bill	4.81	01/23/25	2,000,000	1,924,595
U.S. Treasury Bill	5.00	02/20/25	1,500,000	1,435,748
U.S. Treasury Note	0.38	08/15/24	1,200,000	1,178,075
U.S. Treasury Note	1.50	10/31/24	3,500,000	3,431,086

Portfolio of Investments  |  Daily Income Fund  |  March 31, 2024  |  (Unaudited)  |  (Continued)
U.S. Government & Agency Obligations | 86.2% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
U.S. Treasury Note	5.44%(a)	10/31/24	$1,000,000	$999,432
U.S. Treasury Note	0.75	11/15/24	1,500,000	1,460,701
U.S. Treasury Note	2.25	11/15/24	2,000,000	1,965,304
U.S. Treasury Note	5.50(a)	01/31/25	3,000,000	2,998,965
U.S. Treasury Note	5.47(a)	04/30/25	2,000,000	1,999,709
U.S. Treasury Note	5.47(a)	10/31/25	1,500,000	1,500,000
Total U.S. Government & Agency Obligations
(Cost $200,312,299)				200,312,299
Money Market Fund | 13.8% of portfolio
			Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	5.26(b)		32,185,860	32,185,860
Total Money Market Fund
(Cost $32,185,860)				32,185,860
Total Investments in Securities
(Cost $232,498,159) | 100.0%				$232,498,159
(a)	Variable coupon rate as of March 31, 2024.
(b)	7-day yield at March 31, 2024.
At March 31, 2024, the cost of investment securities for tax purposes was $232,498,159. There were no unrealized gains or losses.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Daily Income Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$200,312,299	$ —	$200,312,299
Money Market Fund	32,185,860	—	—	32,185,860
Total	$32,185,860	$200,312,299	$ —	$232,498,159

Portfolio of Investments
Short-Term Government Securities Fund  |  March 31, 2024  |  (Unaudited)

U.S. Government & Agency Obligations | 50.5% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Export-Import Bank of the U.S.	1.90%	07/12/24	$159,959	$159,064
Export-Import Bank of the U.S.	1.73	09/18/24	391,863	386,897
Export-Import Bank of the U.S.	1.58	11/16/24	36,036	35,521
Export-Import Bank of the U.S.	2.54	07/13/25	71,326	69,884
Export-Import Bank of the U.S.	2.63	04/29/26	93,750	90,556
Export-Import Bank of the U.S.	2.33	01/14/27	134,999	124,802
Export-Import Bank of the U.S.	2.37	03/19/27	368,864	350,309
Federal Farm Credit Banks Funding Corp.	2.25	01/14/30	150,000	131,992
U.S. Department of Housing & Urban Development	5.77	08/01/26	46,000	46,098
U.S. International Development Finance Corp.	0.00(a)	07/17/25	1,000,000	964,972
U.S. International Development Finance Corp.	0.00(a)	01/17/26	700,000	733,556
U.S. International Development Finance Corp.	1.11	05/15/29	750,000	676,365
U.S. International Development Finance Corp.	2.36	10/15/29	1,421,511	1,335,961
U.S. International Development Finance Corp.	1.05	10/15/29	1,421,511	1,287,124
U.S. International Development Finance Corp.	1.24	08/15/31	1,216,216	1,069,898
U.S. Treasury Note	4.63	02/28/26	4,740,000	4,736,112
U.S. Treasury Note	4.25	03/15/27	11,247,000	11,195,158
U.S. Treasury Note	4.25	02/28/29	5,345,000	5,352,099
Total U.S. Government & Agency Obligations
(Cost $29,316,021)				28,746,368

Mortgage-Backed Securities | 27.8% of portfolio

GNMA 21-8	1.00	01/20/50	476,993	366,860
GNMA 22-177	5.00	05/20/48	1,264,534	1,253,461
GNMA 23-128	5.75	08/20/47	592,668	593,850
GNMA 23-22EA	5.00	09/20/49	811,847	803,342
GNMA 23-22EC	5.00	01/20/51	624,379	617,817
GNMA 23-4	5.00	07/20/49	431,095	426,315
GNMA 23-59	5.00	11/20/41	530,226	526,512
GNMA 23-84KA	5.50	06/20/42	300,961	299,323
GNMA 24-1	5.50	08/20/48	987,250	977,820
GNMA 24-11	5.00	09/20/50	498,778	491,250
GNMA 24-43	5.50	08/20/48	1,400,000	1,401,680
GNMA 786428	4.00	06/20/52	990,985	914,240
GNMA 786576	4.50	09/20/52	188,807	178,932
GNMA 787194	7.50	12/20/53	499,190	512,353
GNMA 787238	7.50	02/20/54	999,133	1,025,479
GNMA 787291	7.50	03/20/54	1,250,000	1,282,961
GNMA CK0445	4.00	02/15/52	313,215	293,993
GNMA CV1215	7.00	07/20/53	332,563	339,553
GNMA CW8493	8.00	11/20/53	398,534	409,429
GNMA CW8495	7.50	11/20/53	498,325	511,284
GNMA CZ5438	7.00	01/20/54	998,413	1,020,062
GNMA II POOL 786948	7.00	09/20/53	489,230	499,920
GNMA MA8017	2.50	05/20/37	596,813	540,762
GNMA MA8880	6.00	05/20/53	90,489	91,333
GNMA MA8917	5.00	06/20/38	456,570	454,597
Total Mortgage-Backed Securities
(Cost $15,939,850)				15,833,128

Corporate Bonds Guaranteed by Export-Import Bank of the United States | 13.3% of portfolio

Consumer Discretionary | 0.1%
Ethiopian Leasing (2012) LLC	2.68	07/30/25	28,957	28,417
Total Consumer Discretionary				28,417

Portfolio of Investments  |  Short-Term Government Securities Fund  |  March 31, 2024  |
(Unaudited)  |  (Continued)
Corporate Bonds Guaranteed by Export-Import Bank of the United States | 13.3% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Energy | 5.9%
Petroleos Mexicanos	2.38%	04/15/25	$243,150	$238,989
Petroleos Mexicanos	2.46	12/15/25	347,000	329,105
Reliance Industries Ltd.	2.06	01/15/26	1,081,600	1,040,672
Reliance Industries Ltd.	1.87	01/15/26	1,393,684	1,338,664
Reliance Industries Ltd.	2.44	01/15/26	437,895	423,681
Total Energy				3,371,111
Financials | 7.3%
CES MU2 LLC	1.99	05/13/27	1,084,035	1,021,058
Durrah MSN 35603	1.68	01/22/25	189,767	186,679
Export Lease Eleven Co. LLC	5.86(b)	07/30/25	28,671	28,729
HNA 2015 LLC	2.29	06/30/27	171,178	161,204
HNA 2015 LLC	2.37	09/18/27	96,131	90,441
KE Export Leasing 2013-A LLC	5.84(b)	02/25/25	625,395	626,128
Lulwa Ltd.	1.89	02/15/25	379,150	372,427
Lulwa Ltd.	1.83	03/26/25	119,728	117,086
MSN 41079 and 41084 Ltd.	1.72	07/13/24	387,146	384,226
MSN 41079 and 41084 Ltd.	1.63	12/14/24	135,801	133,505
Penta Aircraft Leasing 2013 LLC	1.69	04/29/25	222,058	217,095
Rimon LLC	2.45	11/01/25	78,750	76,703
Salmon River Export LLC	2.19	09/15/26	389,232	374,388
Sandalwood 2013 LLC	2.84	07/10/25	113,821	111,925
Sandalwood 2013 LLC	2.82	02/12/26	171,379	166,684
Santa Rosa Leasing LLC	1.69	08/15/24	15,997	15,885
Santa Rosa Leasing LLC	1.47	11/03/24	68,312	67,373
Total Financials				4,151,536
Total Corporate Bonds Guaranteed by Export-Import Bank of the United States
(Cost $7,828,699)				7,551,064
Asset-Backed Securities | 3.9% of portfolio

Avant Loans Funding Trust 22-REV1 (c)	6.54	09/15/31	130,703	130,579
First Investors Auto Owner Trust 21-2A (c)	0.48	03/15/27	16,766	16,578
Frontier Issuer 23-1A (c)	6.60	08/20/53	450,000	454,484
GLS Auto Select Receivables Trust 24-1A (c)	5.24	03/15/30	250,000	249,127
Gracie Point International Funding 23-2A (c)	7.61(b)	03/01/27	77,851	78,496
LAD Auto Receivables Trust 21-1 (c)	1.30	08/17/26	22,244	22,077
LAD Auto Receivables Trust 23-2 (c)	5.93	06/15/27	62,800	62,860
Oasis Securitisation 22-2A (c)	6.85	10/15/34	111,068	110,729
Oasis Securitisation 23-1A (c)	7.00	02/15/35	126,564	126,326
Santander Drive Auto Receivables Trust 22-5	4.43	03/15/27	100,000	99,124
Santander Drive Auto Receivables Trust 28	5.25	04/17/28	100,000	99,925
SBA Tower Trust (c)	2.84	01/15/25	250,000	244,006
T-Mobile US Trust 22-1A (c)	4.91	05/22/28	150,000	149,300
Westgate Resorts 22-1A (c)	2.29	08/20/36	132,213	126,761
Westlake Automobile Receivables Trust 24-1A (c)	5.55	11/15/27	250,000	249,821
Total Asset-Backed Securities
(Cost $2,211,966)				2,220,193

Portfolio of Investments  |  Short-Term Government Securities Fund  |  March 31, 2024  |
(Unaudited)  |  (Continued)
Corporate Bonds–Other | 3.5% of portfolio
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Consumer Discretionary | 0.3%
United Airlines 2019-2AA PT	2.70%	05/01/32	$166,694	$142,596
Total Consumer Discretionary				142,596
Financials | 2.0%
American Express Co.	5.10(b)	02/16/28	200,000	199,691
Athene Global Funding (c)	5.52	03/25/27	200,000	200,198
Bank of America Corp.	4.83(b)	07/22/26	200,000	198,200
Blue Owl Capital Corp. III	3.13	04/13/27	125,000	113,797
Blue Owl Credit Income Corp.	3.13	09/23/26	250,000	229,374
J.P. Morgan Chase & Co.	1.04(b)	02/04/27	100,000	92,546
PNC Financial Services Group Inc. (The)	5.81(b)	06/12/26	100,000	100,333
Total Financials				1,134,139
Information Technology | 0.3%
Amphenol Corp.	4.75	03/30/26	200,000	198,543
Total Information Technology				198,543
Utilities | 0.9%
American Water Capital Corp.	2.80	05/01/30	200,000	176,064
Metropolitan Edison Co. (c)	5.20	04/01/28	150,000	150,147
PacifiCorp	5.10	02/15/29	200,000	201,437
Total Utilities				527,648
Total Corporate Bonds–Other
(Cost $2,045,008)				2,002,926

Money Market Fund | 1.0% of portfolio
		Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	5.26(d)	570,445	570,445
Total Money Market Fund
(Cost $570,445)			570,445
Total Investments in Securities
(Cost $57,911,989) | 100.0%			$56,924,124
(a)	Zero coupon rate, purchased at a discount.
(b)	Variable coupon rate as of March 31, 2024.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $2,371,489 and represents 4.2% of total investments.
(d)	7-day yield at March 31, 2024.
LLC -Limited Liability Company
At March 31, 2024, the cost of investment securities for tax purposes was $57,911,989. Net unrealized depreciation of investment securities was $987,865 consisting of unrealized gains of $85,860 and unrealized losses of $1,073,725.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;

Portfolio of Investments  |  Short-Term Government Securities Fund  |  March 31, 2024  |
(Unaudited)  |  (Continued)
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Short-Term Government Securities Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$28,746,368	$ —	$28,746,368
Mortgage-Backed Securities	—	15,833,128	—	15,833,128
Corporate Bonds Guaranteed by Export-Import Bank of the United States	—	7,551,064	—	7,551,064
Asset-Backed Securities	—	2,220,193	—	2,220,193
Corporate Bonds–Other	—	2,002,926	—	2,002,926
Money Market Fund	570,445	—	—	570,445
Total	$570,445	$56,353,679	$ —	$56,924,124

Portfolio of Investments
Short-Term Bond Fund  |  March 31, 2024  |  (Unaudited)

Corporate Bonds–Other | 38.8% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Communication Services | 0.7%
Comcast Corp.	4.55%	01/15/29	$500,000	$495,976
Sprint Spectrum Co. LLC (a)	4.74	03/20/25	500,000	497,244
T-Mobile USA Inc.	4.80	07/15/28	910,000	902,470
Warnermedia Holdings Inc.	3.76	03/15/27	1,355,000	1,293,114
Total Communication Services				3,188,804
Consumer Discretionary | 5.1%
Daimler Trucks Financial N.A. LLC (a)	3.50	04/07/25	1,255,000	1,229,181
Daimler Trucks Financial N.A. LLC (a)	5.15	01/16/26	1,000,000	996,334
Daimler Trucks Financial N.A. LLC (a)	5.00	01/15/27	915,000	912,415
Ford Motor Credit Co. LLC	4.27	01/09/27	915,000	880,195
Ford Motor Credit Co. LLC	2.90	02/10/29	883,000	778,543
Hyundai Capital America (a)	5.80	06/26/25	920,000	922,113
Hyundai Capital America (a)	5.50	03/30/26	1,365,000	1,367,224
Hyundai Capital America (a)	5.30	03/19/27	745,000	745,135
Hyundai Capital America (a)	5.60	03/30/28	1,035,000	1,046,754
Hyundai Capital America (a)	5.35	03/19/29	465,000	466,612
Hyundai Capital America (a)	5.80	04/01/30	1,360,000	1,390,773
Marriott International Inc.	4.90	04/15/29	500,000	496,056
Nissan Motor Acceptance Corp. (a)	2.45	09/15/28	1,365,000	1,175,994
Ross Stores Inc.	0.88	04/15/26	1,730,000	1,590,088
United Airlines 2019-2AA PT	2.70	05/01/32	3,275,539	2,802,000
US Airways 2012 2A PTT	4.63	06/03/25	965,799	949,794
US Airways 2013 1A PTT	3.95	11/15/25	2,275,149	2,220,543
Volkswagen Group of America Finance LLC (a)	5.30	03/22/27	930,000	931,930
Volkswagen Group of America Finance LLC (a)	5.25	03/22/29	1,395,000	1,395,987
Total Consumer Discretionary				22,297,671
Consumer Staples | 2.9%
7-Eleven, Inc. (a)	0.95	02/10/26	800,000	739,212
Altria Group Inc.	6.20	11/01/28	1,395,000	1,453,969
Bimbo Bakeries USA Inc. (a)	6.05	01/15/29	695,000	719,130
Campbell Soup Co.	5.20	03/21/29	910,000	914,360
JBS USA Food Co.	2.50	01/15/27	3,364,000	3,100,872
Kenvue Inc.	5.05	03/22/28	465,000	469,996
Philip Morris International Inc.	4.75	02/12/27	1,195,000	1,188,361
Philip Morris International Inc.	5.13	11/17/27	805,000	809,163
Philip Morris International Inc.	4.88	02/15/28	1,060,000	1,057,079
Philip Morris International Inc.	4.88	02/13/29	2,275,000	2,260,504
Total Consumer Staples				12,712,646
Energy | 1.8%
Cheniere Corpus Christi Holdings LLC	5.13	06/30/27	2,000,000	1,995,232
Marathon Oil Corp.	4.40	07/15/27	1,277,000	1,240,914
Phillips 66 Co.	1.30	02/15/26	1,500,000	1,395,533
Phillips 66 Co.	4.95	12/01/27	1,780,000	1,781,126
Targa Resources Corp.	5.20	07/01/27	1,670,000	1,667,581
Total Energy				8,080,386
Financials | 16.7%
American Express Co.	4.99(b)	05/01/26	870,000	864,806
American Express Co.	5.10(b)	02/16/28	1,750,000	1,747,300
Antares Holdings LP	3.95	07/15/26	335,000	314,827

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2024  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 38.8% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Financials | 16.7% (Continued)
Antares Holdings LP	2.75%	01/15/27	$1,000,000	$895,882
Athene Global Funding (a)	5.52	03/25/27	1,960,000	1,961,938
Athene Global Funding (a)	5.58	01/09/29	805,000	810,228
Bank of America Corp.	2.02(b)	02/13/26	2,100,000	2,034,423
Bank of America Corp.	1.32(b)	06/19/26	2,100,000	1,996,177
Bank of America Corp.	4.83(b)	07/22/26	2,770,000	2,745,076
Bank of America Corp.	1.20(b)	10/24/26	920,000	861,088
Bank of America Corp.	4.95(b)	07/22/28	1,955,000	1,940,082
Bank of America Corp.	6.20(b)	11/10/28	565,000	584,467
Blue Owl Capital Corp. III	3.13	04/13/27	1,321,000	1,202,610
Blue Owl Credit Income Corp.	3.13	09/23/26	2,135,000	1,958,851
Citigroup Inc.	7.00	12/01/25	2,000,000	2,049,808
Citigroup Inc.	5.17(b)	02/13/30	2,290,000	2,279,315
F&G Global Funding (a)	1.75	06/30/26	2,500,000	2,266,617
Fifth Third Bancorp	6.34(b)	07/27/29	1,000,000	1,030,871
GA Global Funding Trust (a)	3.85	04/11/25	1,715,000	1,682,871
GA Global Funding Trust (a)	2.25	01/06/27	2,370,000	2,168,668
General Motors Financial Co., Inc.	5.40	04/06/26	465,000	465,173
Goldman Sachs Group, Inc.	2.64(b)	02/24/28	930,000	866,186
Goldman Sachs Group, Inc.	3.62(b)	03/15/28	2,857,000	2,732,819
J.P. Morgan Chase & Co.	2.08(b)	04/22/26	2,055,000	1,980,120
J.P. Morgan Chase & Co.	4.08(b)	04/26/26	700,000	689,275
J.P. Morgan Chase & Co.	1.04(b)	02/04/27	910,000	842,165
J.P. Morgan Chase & Co.	5.04(b)	01/23/28	915,000	911,845
J.P. Morgan Chase & Co.	4.85(b)	07/25/28	890,000	882,495
J.P. Morgan Chase & Co.	6.09(b)	10/23/29	820,000	852,482
M&T Bank Corp.	7.41(b)	10/30/29	1,800,000	1,898,392
Manufacturers and Traders Trust Co.	4.65	01/27/26	1,040,000	1,017,362
Metropolitan Life Global Funding I (a)	4.85	01/08/29	455,000	451,531
Morgan Stanley	2.19(b)	04/28/26	425,000	410,019
Morgan Stanley	4.68(b)	07/17/26	1,190,000	1,177,178
Morgan Stanley	3.13	07/27/26	925,000	884,752
Morgan Stanley	1.51(b)	07/20/27	865,000	793,899
Morgan Stanley	5.45(b)	07/20/29	1,390,000	1,402,189
Morgan Stanley Bank N.A.	4.95(b)	01/14/28	3,435,000	3,420,851
Owl Rock Technology Finance Corp.	2.50	01/15/27	632,000	561,150
Pacific Life Global Funding II (a)	5.50	07/18/28	1,385,000	1,407,037
PNC Financial Services Group Inc. (The)	5.30(b)	01/21/28	1,380,000	1,381,576
PNC Financial Services Group Inc. (The)	5.58(b)	06/12/29	465,000	470,664
Principal Life Global Funding II (a)	5.00	01/16/27	915,000	914,874
Santander Holdings USA, Inc.	2.49(b)	01/06/28	1,000,000	908,812
Santander Holdings USA, Inc.	6.50(b)	03/09/29	460,000	470,489
SCE Recovery Funding LLC	0.86	11/15/31	1,450,756	1,242,437
Truist Financial Corp.	6.05(b)	06/08/27	925,000	937,485
Truist Financial Corp.	5.44(b)	01/24/30	2,440,000	2,437,154
Wells Fargo & Co.	3.91(b)	04/25/26	1,900,000	1,864,771
Wells Fargo & Co.	2.19(b)	04/30/26	2,120,000	2,041,622
Wells Fargo & Co.	3.53(b)	03/24/28	915,000	870,887
Wells Fargo & Co.	4.81(b)	07/25/28	2,140,000	2,108,581
Wells Fargo & Co.	6.30(b)	10/23/29	465,000	484,316
Wells Fargo & Co.	5.20(b)	01/23/30	1,595,000	1,591,638
Total Financials				72,768,131
Health Care | 2.1%
AbbVie Inc.	4.80	03/15/27	915,000	915,945

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2024  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 38.8% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Health Care | 2.1% (Continued)
AbbVie Inc.	4.80%	03/15/29	$455,000	$455,668
AstraZeneca Finance LLC	4.85	02/26/29	1,365,000	1,368,851
Bayer US Finance LLC (a)	6.25	01/21/29	1,144,000	1,163,928
Baylor Scott & White Holdings	0.83	11/15/25	1,000,000	925,134
GE HealthCare Technologies Inc.	5.65	11/15/27	975,000	992,826
Medtronic Global Holdings SCA	4.25	03/30/28	925,000	908,730
Pfizer Investment Enterprises Pte Ltd.	4.45	05/19/28	885,000	872,408
Solventum Corp. (a)	5.45	02/25/27	455,000	456,571
Solventum Corp. (a)	5.40	03/01/29	915,000	916,844
Total Health Care				8,976,905
Industrials | 2.5%
American Airlines Group Inc.	3.60	03/22/29	2,425,046	2,293,121
American Airlines Group Inc.	3.95	01/11/32	865,000	795,716
BNSF Railway Co. (a)	3.44	06/16/28	747,636	710,373
Boeing Co. (The)	2.20	02/04/26	1,900,000	1,778,778
Delta Air Lines, Inc. (a)	7.00	05/01/25	965,000	977,661
ERAC USA Finance LLC (a)	4.60	05/01/28	925,000	913,288
Federal Express Corp. 20-1	1.88	02/20/34	2,063,816	1,710,007
John Deere Capital Corp.	4.95	07/14/28	915,000	921,897
Regal Rexnord Corp. (a)	6.05	02/15/26	370,000	371,911
Regal Rexnord Corp. (a)	6.05	04/15/28	460,000	466,331
Total Industrials				10,939,083
Information Technology | 0.3%
Amphenol Corp.	4.75	03/30/26	935,000	928,190
Avnet Inc.	6.25	03/15/28	610,000	624,861
Total Information Technology				1,553,051
Materials | 1.5%
Celanese US Holdings LLC	6.05	03/15/25	745,000	746,434
Celanese US Holdings LLC	6.17	07/15/27	1,330,000	1,354,618
EIDP Inc.	4.50	05/15/26	1,390,000	1,373,994
Newmont Corp. (a)	5.30	03/15/26	1,000,000	1,002,461
Sealed Air Corp. (a)	1.57	10/15/26	2,200,000	1,987,201
Total Materials				6,464,708
Real Estate | 0.5%
Extra Space Storage LP	5.70	04/01/28	460,000	468,246
VICI Properties LP (a)	3.50	02/15/25	1,600,000	1,564,890
Total Real Estate				2,033,136
Utilities | 4.7%
American Water Capital Corp.	2.80	05/01/30	2,830,000	2,491,304
CenterPoint Energy Houston Electric LLC	5.20	10/01/28	1,850,000	1,881,459
Consumers Energy Co.	4.60	05/30/29	456,000	450,696
DTE Electric Co.	4.85	12/01/26	1,000,000	999,336
Entergy Louisiana, LLC	3.78	04/01/25	1,445,000	1,415,348
Exelon Corp.	5.15	03/15/28	830,000	832,030
Florida Power & Light Co.	4.45	05/15/26	465,000	460,519
Florida Power & Light Co.	5.05	04/01/28	625,000	631,836
Florida Power & Light Co.	4.40	05/15/28	465,000	459,978
Metropolitan Edison Co. (a)	4.00	04/15/25	4,250,000	4,140,963

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2024  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 38.8% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Utilities | 4.7% (Continued)
Metropolitan Edison Co. (a)	5.20%	04/01/28	$1,330,000	$1,331,306
Pacific Gas & Electric Co.	4.55	07/01/30	1,390,000	1,321,226
PacifiCorp	5.10	02/15/29	2,305,000	2,321,564
San Diego Gas & Electric Co.	4.95	08/15/28	1,400,000	1,405,251
Southern California Edison Co.	5.30	03/01/28	440,000	444,897
Total Utilities				20,587,713
Total Corporate Bonds–Other
(Cost $172,570,246)				169,602,234
U.S. Government & Agency Obligations | 23.3% of portfolio

Federal Farm Credit Banks Funding Corp.	2.25	01/14/30	1,423,000	1,252,167
U.S. International Development Finance Corp.	0.67(c)	04/23/29	1,230,000	1,198,445
U.S. International Development Finance Corp.	2.36	10/15/29	600,588	564,444
U.S. International Development Finance Corp.	1.05	10/15/29	863,568	781,928
U.S. Treasury Note	4.63	02/28/26	47,896,000	47,856,710
U.S. Treasury Note	4.13	02/15/27	27,027,000	26,798,960
U.S. Treasury Note	4.25	03/15/27	19,779,000	19,687,831
U.S. Treasury Note	4.25	02/28/29	3,549,000	3,553,713
Total U.S. Government & Agency Obligations
(Cost $102,125,165)				101,694,198

Asset-Backed Securities | 12.8% of portfolio

American Credit Acceptance Receivables Trust 23-4A (a)	6.20	06/14/27	1,028,485	1,030,731
Avant Credit Card Master Trust 21-1A (a)	1.37	04/15/27	2,500,000	2,413,635
Avant Loans Funding Trust 22-REV1 (a)	6.54	09/15/31	2,875,462	2,872,740
Carvana Auto Receivables Trust 24-P1 (a)	5.05	04/10/29	1,130,000	1,127,404
Colony American Finance Ltd. 21-2 (a)	1.41	07/15/54	711,726	644,374
CoreVest American Finance 20-4 (a)	1.17	12/15/52	550,410	515,619
CoreVest American Finance 21-1 (a)	1.57	04/15/53	933,126	862,980
CoreVest American Finance 21-3 (a)	2.49	10/15/54	2,480,000	2,269,578
Entergy New Orleans Storm Recovery Fund 15-1	2.67	06/01/27	63,258	62,914
Exeter Automobile Receivables Trust 22-1A	2.56	06/15/28	2,143,643	2,114,322
FIC Funding 21-1 (a)	1.13	04/15/33	403,408	399,525
First Investors Auto Owner Trust 21-2A (a)	0.48	03/15/27	205,386	203,078
Firstkey Homes Trust 22-SFR2 (a)	4.25	07/17/39	969,055	937,333
Flagship Credit Auto Trust 21-3 (a)	0.36	07/15/27	217,901	216,513
Ford Credit Auto Lease Trust 20-A	5.06	05/15/27	930,000	928,631
Frontier Issuer 23-1A (a)	6.60	08/20/53	3,400,000	3,433,882
Frontier Issuer 23-1B (a)	8.30	08/20/53	2,340,000	2,377,691
FRTKL 21-SFR1 (a)	1.57	09/17/38	970,000	882,833
GLS Auto Select Receivables Trust 24-1A (a)	5.24	03/15/30	925,000	921,768
GM Financial Automobile Leasing Trust 24-1	5.09	03/22/27	1,810,000	1,808,806
Gracie Point International Funding 23-2A (a)	7.61(b)	03/01/27	688,983	694,689
Gracie Point International Funding 24-1A (a)	7.06(b)	03/01/28	2,045,000	2,050,273
Honda Auto Receivables Owner Trust 24-1	5.21	08/15/28	3,180,000	3,193,204
John Deere Owner Trust 23-A	5.01	11/15/27	900,000	897,364
John Deere Owner Trust 23-B	5.18	03/15/28	650,000	650,125
LAD Auto Receivables Trust 21-1 (a)	1.30	08/17/26	134,947	133,934
LAD Auto Receivables Trust 23-2 (a)	5.93	06/15/27	533,804	534,310
Longtrain Leasing III LLC 2015-1 (a)	2.98	01/15/45	265,577	261,349
NP SPE II LLC 17-1 (a)	3.37	10/21/47	212,743	203,769
Oasis Securitisation 22-1A (a)	4.75	05/15/34	145,507	144,526
Oasis Securitisation 22-2A (a)	6.85	10/15/34	793,806	791,385

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2024  |  (Unaudited)  |
(Continued)
Asset-Backed Securities | 12.8% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Oasis Securitisation 23-1A (a)	7.00%	02/15/35	$875,825	$874,177
Oportun Funding 21-A (a)	1.21	03/08/28	416,428	402,788
Oportun Funding 21-B (a)	1.47	05/08/31	2,225,000	2,110,325
Oscar US Funding Trust 24-1 (a)	5.54	02/10/28	1,885,000	1,882,075
Progress Residential Trust 21-SFR8 (a)	1.51	10/17/38	1,312,100	1,192,685
Progress Residential Trust 22-SFR3 (a)	3.20	04/17/39	910,221	856,801
Santander Drive Auto Receivables Trust 22-5	4.43	03/15/27	1,260,000	1,248,965
Santander Drive Auto Receivables Trust 24-1	5.23	12/15/28	685,000	683,583
Santander Drive Auto Receivables Trust 28	5.25	04/17/28	525,000	524,608
SBA Tower Trust (a)	2.84	01/15/25	4,765,000	4,650,762
SBA Tower Trust (a)	1.88	01/15/26	355,000	331,386
SBA Tower Trust (a)	6.60	01/15/28	775,000	793,946
SVC ABS LLC 23-1A (a)	5.15	02/20/53	457,508	436,549
T-Mobile US Trust 22-1A (a)	4.91	05/22/28	1,780,000	1,771,689
Volkswagen Auto Lease Trust 24-A	5.21	06/21/27	785,000	786,771
Westgate Resorts 20-1A (a)	3.96	03/20/34	150,589	149,337
Westgate Resorts 22-1A (a)	2.29	08/20/36	616,994	591,550
Westlake Automobile Receivables Trust 24-1A (a)	5.55	11/15/27	1,020,000	1,019,269
Total Asset-Backed Securities
(Cost $56,498,938)				55,886,551
Mortgage-Backed Securities | 11.8% of portfolio

FHLMC 780754	6.09(b)	08/01/33	484	485
FNMA 813842	7.27(b)	01/01/35	1,593	1,617
GNMA 21-8	1.00	01/20/50	1,800,805	1,385,017
GNMA 22-177	5.00	05/20/48	5,206,394	5,160,800
GNMA 23-128	5.75	08/20/47	2,118,787	2,123,015
GNMA 23-22EA	5.00	09/20/49	3,100,312	3,067,835
GNMA 23-22EC	5.00	01/20/51	1,544,299	1,528,068
GNMA 23-4	5.00	07/20/49	788,903	780,157
GNMA 23-59	5.00	11/20/41	1,648,119	1,636,574
GNMA 23-84KA	5.50	06/20/42	2,006,403	1,995,486
GNMA 24-1	5.50	08/20/48	6,683,685	6,619,843
GNMA 24-11	5.00	09/20/50	2,194,622	2,161,502
GNMA 24-43	5.50	08/20/48	3,500,000	3,504,200
GNMA 786576	4.50	09/20/52	925,153	876,766
GNMA 787194	7.50	12/20/53	2,066,647	2,121,141
GNMA 787238	7.50	02/20/54	2,273,028	2,332,965
GNMA 787291	7.50	03/20/54	2,885,000	2,961,074
GNMA CK0445	4.00	02/15/52	2,196,422	2,061,625
GNMA CV1215	7.00	07/20/53	2,273,343	2,321,121
GNMA CW8493	8.00	11/20/53	991,352	1,018,456
GNMA CW8494	7.50	11/20/53	2,122,998	2,178,209
GNMA CW8495	7.50	11/20/53	1,186,013	1,216,857
GNMA CZ5438	7.00	01/20/54	1,997,584	2,040,899
GNMA MA8017	2.50	05/20/37	1,476,116	1,337,485
GNMA MA8917	5.00	06/20/38	1,020,612	1,016,200
Total Mortgage-Backed Securities
(Cost $51,850,856)				51,447,397

Yankee Bonds | 11.4% of portfolio

AerCap Holdings NV	6.10	01/15/27	500,000	508,183
Avolon Holdings Funding Ltd. (a)	5.50	01/15/26	1,225,000	1,212,278
Avolon Holdings Funding Ltd. (a)	2.75	02/21/28	607,000	543,113
BAE Systems PLC (a)	5.00	03/26/27	1,115,000	1,112,733
BAE Systems PLC (a)	5.13	03/26/29	1,115,000	1,118,858

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2024  |  (Unaudited)  |
(Continued)
Yankee Bonds | 11.4% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Banco Bilbao Vizcaya Argentaria SA	5.38%	03/13/29	$1,400,000	$1,412,436
Banco Santander SA	6.53(b)	11/07/27	400,000	410,266
Banco Santander SA	5.59	08/08/28	1,400,000	1,419,774
Barclays PLC	7.33(b)	11/02/26	1,410,000	1,444,589
Barclays PLC	5.83(b)	05/09/27	855,000	856,815
Barclays PLC	5.67(b)	03/12/28	1,360,000	1,364,838
BNP Paribas (a)	1.32(b)	01/13/27	700,000	650,678
BPCE SA (a)	5.98(b)	01/18/27	610,000	611,574
BPCE SA (a)	5.20	01/18/27	1,375,000	1,377,801
Danske Bank AS (a)	5.43(b)	03/01/28	1,365,000	1,367,898
Delta and SkyMiles IP Ltd. (a)	4.50	10/20/25	454,999	450,372
Delta and SkyMiles IP Ltd. (a)	4.75	10/20/28	2,000,000	1,956,114
Deutsche Bank AG	1.69	03/19/26	295,000	276,172
Electricite de France SA (a)	5.70	05/23/28	500,000	507,254
Hyundai Capital Services Inc. (a)	5.13	02/05/27	2,305,000	2,287,838
Korea National Oil Corp. (a)	4.75	04/03/26	500,000	493,540
Lloyds Banking Group PLC	4.72(b)	08/11/26	750,000	741,017
Macquarie Airfinance Holdings Ltd. (a)	6.40	03/26/29	500,000	507,910
Macquarie Group Ltd. (a)	1.34(b)	01/12/27	2,500,000	2,318,760
Mizuho Financial Group Inc. (a)	3.48	04/12/26	750,000	724,495
Nationwide Building Society (a)	2.97(b)	02/16/28	1,500,000	1,399,071
Natwest Group PLC	5.85(b)	03/02/27	765,000	768,670
Nutrien Ltd.	4.90	03/27/28	925,000	920,101
Roche Holdings Inc. (a)	5.34	11/13/28	2,536,000	2,597,406
Royal Bank of Canada	4.88	01/19/27	1,140,000	1,137,507
Santander UK Group Holdings PLC	6.83(b)	11/21/26	460,000	467,589
Santander UK Group Holdings PLC	6.53(b)	01/10/29	1,005,000	1,038,905
Saudi Arabian Oil Co. (a)	1.63	11/24/25	500,000	469,800
Saudi Arabian Oil Co. (a)	3.50	04/16/29	1,360,000	1,267,117
Societe Generale (a)	5.52(b)	01/19/28	1,155,000	1,147,055
Societe Generale (a)	5.63(b)	01/19/30	455,000	453,061
Sumitomo Mitsui Financial Group Inc.	5.46	01/13/26	1,810,000	1,816,092
Svenska Handelsbanken AB (a)	5.25	06/15/26	460,000	461,140
Svenska Handelsbanken AB (a)	5.50	06/15/28	2,060,000	2,080,983
TransCanada Pipelines Ltd.	7.06	10/14/25	6,043,000	6,134,630
Triton Container International Ltd. (a)	2.05	04/15/26	1,390,000	1,280,839
Var Energi ASA (a)	7.50	01/15/28	595,000	629,317
Total Yankee Bonds
(Cost $50,379,330)				49,744,589
Corporate Bonds Guaranteed by Export-Import Bank of the United States | 0.9% of portfolio

Energy | 0.8%
Petroleos Mexicanos	5.93(b)	04/15/25	2,931,250	2,928,437
Petroleos Mexicanos	2.46	12/15/25	87,800	83,272
Reliance Industries Ltd.	1.87	01/15/26	633,895	608,870
Total Energy				3,620,579
Financials | 0.1%
MSN 41079 and 41084 Ltd.	1.72	07/13/24	109,444	108,619
MSN 41079 and 41084 Ltd.	1.63	12/14/24	179,461	176,426
Santa Rosa Leasing LLC	1.69	08/15/24	60,857	60,433
Total Financials				345,478
Total Corporate Bonds Guaranteed by Export-Import Bank of the United States
(Cost $4,002,178)				3,966,057

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2024  |  (Unaudited)  |
(Continued)
Municipal Bonds | 0.5% of portfolio
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Arizona | 0.5%
Glendale Arizona	1.45%	07/01/26	$1,000,000	$928,237
Glendale Arizona	1.72	07/01/27	1,235,000	1,124,898
Total Arizona				2,053,135
Total Municipal Bonds
(Cost $2,235,000)				2,053,135

Money Market Fund | 0.5% of portfolio
		Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	5.26(d)	2,034,449	2,034,449
Total Money Market Fund
(Cost $2,034,449)			2,034,449
Total Investments in Securities
(Cost $441,696,162) | 100.0%			$436,428,610
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $114,217,793 and represents 26.2% of total investments.
(b)	Variable coupon rate as of March 31, 2024.
(c)	Interest is paid at maturity.
(d)	7-day yield at March 31, 2024.
LLC -Limited Liability Company
N.A. -North America
LP -Limited Partnership
SCA -Société en Commandite par Actions
Pte -Private Limited Company
ABS -Asset-Backed Security
FHLMC -Federal Home Loan Mortgage Corporation
NV -Naamloze Vennottschap
PLC -Public Limited Company
SA -Sociedad Anonima or Societe Anonyme
AS -Anonim Sirket
AG -Aktiengesellschaft
AB -Aktiebolag
ASA -Allmennaksjeselskap
At March 31, 2024, the cost of investment securities for tax purposes was $441,736,417. Net unrealized depreciation of investment securities was $5,307,807 consisting of unrealized gains of $1,523,090 and unrealized losses of $6,830,897.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2024  |  (Unaudited)  |
(Continued)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Short-Term Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds–Other	$ —	$169,602,234	$ —	$169,602,234
U.S. Government & Agency Obligations	—	101,694,198	—	101,694,198
Asset-Backed Securities	—	55,886,551	—	55,886,551
Mortgage-Backed Securities	—	51,447,397	—	51,447,397
Yankee Bonds	—	49,744,589	—	49,744,589
Corporate Bonds Guaranteed by Export-Import Bank of the United States	—	3,966,057	—	3,966,057
Municipal Bonds	—	2,053,135	—	2,053,135
Money Market Fund	2,034,449	—	—	2,034,449
Total	$2,034,449	$434,394,161	$ —	$436,428,610

Portfolio of Investments
Intermediate Bond Fund  |  March 31, 2024  |  (Unaudited)

Corporate Bonds–Other | 34.5% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Communication Services | 0.9%
Sprint Spectrum Co. LLC (a)	4.74%	03/20/25	$112,500	$111,880
T-Mobile US, Inc.	3.00	02/15/41	200,000	147,309
Warnermedia Holdings Inc.	4.05	03/15/29	190,000	177,864
Warnermedia Holdings Inc.	4.28	03/15/32	190,000	169,715
Warnermedia Holdings Inc.	5.05	03/15/42	285,000	244,956
Warnermedia Holdings Inc.	5.14	03/15/52	180,000	149,399
Warnermedia Holdings Inc.	5.39	03/15/62	190,000	157,677
Total Communication Services				1,158,800
Consumer Discretionary | 4.0%
Block Financial Corp.	2.50	07/15/28	145,000	128,805
Daimler Trucks Financial N.A. LLC (a)	3.50	04/07/25	340,000	333,005
Expedia Group, Inc.	4.63	08/01/27	330,000	323,717
Ford Motor Credit Co. LLC	2.90	02/10/29	225,000	198,383
Ford Motor Credit Co. LLC	6.05	03/05/31	200,000	201,422
General Motors Financial Co., Inc.	4.35	01/17/27	150,000	146,499
Hyundai Capital America (a)	5.50	03/30/26	380,000	380,619
Hyundai Capital America (a)	5.65	06/26/26	290,000	290,919
Hyundai Capital America (a)	5.60	03/30/28	290,000	293,294
Hyundai Capital America (a)	5.80	04/01/30	490,000	501,087
Lowe`s Companies, Inc.	5.85	04/01/63	205,000	211,460
Nissan Motor Acceptance Corp. (a)	2.45	09/15/28	435,000	374,767
Ross Stores Inc.	0.88	04/15/26	495,000	454,967
Tractor Supply Co.	1.75	11/01/30	100,000	81,065
United Airlines 2019-2AA PT	2.70	05/01/32	875,144	748,626
US Airways 2013 1A PTT	3.95	11/15/25	248,370	242,409
Volkswagen Group of America Finance LLC (a)	5.60	03/22/34	325,000	328,303
Total Consumer Discretionary				5,239,347
Consumer Staples | 2.8%
7-Eleven Inc. (a)	1.30	02/10/28	60,000	52,285
7-Eleven Inc. (a)	1.80	02/10/31	60,000	48,202
7-Eleven Inc. (a)	2.80	02/10/51	135,000	83,799
BAT Capital Corp.	5.83	02/20/31	630,000	635,407
Campbell Soup Co.	2.38	04/24/30	250,000	214,047
J.M Smucker Co. (The)	6.50	11/15/53	375,000	416,432
JBS USA Food Co.	3.00	02/02/29	335,000	296,626
JBS USA Food Co.	4.38	02/02/52	530,000	384,887
Kenvue Inc.	5.20	03/22/63	85,000	84,087
Philip Morris International Inc.	4.88	02/15/28	230,000	229,366
Philip Morris International Inc.	5.13	02/15/30	260,000	259,997
Philip Morris International Inc.	5.13	02/13/31	380,000	377,509
Philip Morris International Inc.	5.75	11/17/32	310,000	320,049
Smithfield Foods, Inc. (a)	2.63	09/13/31	340,000	266,260
Total Consumer Staples				3,668,953
Energy | 2.9%
Boardwalk Pipelines LP	5.63	08/01/34	130,000	130,058
BP Capital Markets America Inc.	2.77	11/10/50	210,000	135,931
Cheniere Corpus Christi Holdings LLC	5.13	06/30/27	180,000	179,571
Cheniere Corpus Christi Holdings LLC	3.70	11/15/29	39,000	36,277
Cheniere Corpus Christi Holdings LLC	2.74	12/31/39	170,000	137,314
Cheniere Energy Inc. (a)	5.65	04/15/34	130,000	130,928
Cheniere Energy Partners LP	5.95	06/30/33	105,000	107,349

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2024  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 34.5% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Energy | 2.9% (Continued)
Energy Transfer Operating LP	3.75%	05/15/30	$318,000	$293,102
Energy Transfer Operating LP	6.00	06/15/48	420,000	417,450
Entergy Arkansas, LLC	5.15	01/15/33	205,000	205,541
Marathon Oil Corp.	4.40	07/15/27	360,000	349,827
Midwest Connector Capital Co. LLC (a)	4.63	04/01/29	205,000	197,904
MPLX LP	1.75	03/01/26	80,000	74,783
MPLX LP	2.65	08/15/30	245,000	210,725
National Oilwell Varco, Inc.	3.60	12/01/29	112,000	102,994
Phillips 66	2.15	12/15/30	260,000	218,114
Phillips 66	5.30	06/30/33	300,000	301,858
Targa Resources Corp.	5.20	07/01/27	260,000	259,623
Targa Resources Corp.	6.50	02/15/53	305,000	326,833
Total Energy				3,816,182
Financials | 12.0%
Ally Financial Inc.	6.99(b)	06/13/29	205,000	212,527
American Express Co.	4.99(b)	05/01/26	250,000	248,507
Antares Holdings LP	3.95	07/15/26	375,000	352,418
Athene Global Funding (a)	2.95	11/12/26	120,000	112,146
Athene Holding Ltd.	3.95	05/25/51	300,000	220,374
Bank of America Corp.	4.83(b)	07/22/26	740,000	733,342
Bank of America Corp.	1.20(b)	10/24/26	200,000	187,193
Bank of America Corp.	4.95(b)	07/22/28	525,000	520,994
Bank of America Corp.	6.20(b)	11/10/28	150,000	155,168
Bank of America Corp.	2.50(b)	02/13/31	263,000	226,559
Bank of America Corp.	5.02(b)	07/22/33	445,000	437,995
Blue Owl Capital Corp. III	3.13	04/13/27	396,000	360,510
Blue Owl Credit Income Corp.	3.13	09/23/26	518,000	475,262
Citigroup Inc.	5.17(b)	02/13/30	390,000	388,180
Citigroup Inc.	2.57(b)	06/03/31	870,000	743,411
Citigroup Inc.	6.27(b)	11/17/33	445,000	469,995
Citigroup Inc.	5.83(b)	02/13/35	390,000	386,095
GA Global Funding Trust (a)	3.85	04/11/25	460,000	451,382
Goldman Sachs Group, Inc.	2.64(b)	02/24/28	245,000	228,189
Goldman Sachs Group, Inc.	3.62(b)	03/15/28	153,000	146,350
Goldman Sachs Group, Inc.	2.38(b)	07/21/32	365,000	299,431
Goldman Sachs Group, Inc.	2.91(b)	07/21/42	230,000	165,377
Goldman Sachs Group, Inc.	3.44(b)	02/24/43	255,000	197,525
J.P. Morgan Chase & Co.	2.08(b)	04/22/26	340,000	327,611
J.P. Morgan Chase & Co.	1.04(b)	02/04/27	150,000	138,818
J.P. Morgan Chase & Co.	6.07(b)	10/22/27	125,000	127,541
J.P. Morgan Chase & Co.	5.30(b)	07/24/29	195,000	196,449
J.P. Morgan Chase & Co.	4.91(b)	07/25/33	185,000	181,142
M&T Bank Corp.	7.41(b)	10/30/29	500,000	527,331
Manufacturers and Traders Trust Co.	4.65	01/27/26	300,000	293,470
Metropolitan Life Global Funding I (a)	5.00	01/06/26	340,000	339,128
Metropolitan Life Global Funding I (a)	5.15	03/28/33	180,000	180,202
Morgan Stanley	1.51(b)	07/20/27	200,000	183,560
Morgan Stanley	5.16(b)	04/20/29	320,000	319,742
Morgan Stanley	5.17(b)	01/16/30	370,000	370,313
Morgan Stanley	1.79(b)	02/13/32	510,000	407,685
Morgan Stanley	4.89(b)	07/20/33	170,000	164,880
Northern Trust Corp.	6.13	11/02/32	265,000	279,926
Owl Rock Technology Finance Corp.	3.75	06/17/26	150,000	138,903
Owl Rock Technology Finance Corp.	2.50	01/15/27	139,000	123,417

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2024  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 34.5% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Financials | 12.0% (Continued)
Prudential Financial Inc.	6.50%(b)	03/15/54	$620,000	$628,572
Prudential Financial, Inc.	5.70(b)	09/15/48	75,000	74,176
Santander Holdings USA, Inc.	2.49(b)	01/06/28	298,000	270,826
Truist Financial Corp.	5.44(b)	01/24/30	315,000	314,633
Wells Fargo & Co.	2.19(b)	04/30/26	210,000	202,236
Wells Fargo & Co.	3.53(b)	03/24/28	240,000	228,429
Wells Fargo & Co.	2.39(b)	06/02/28	445,000	407,310
Wells Fargo & Co.	5.57(b)	07/25/29	375,000	379,445
Wells Fargo & Co.	5.20(b)	01/23/30	265,000	264,441
Wells Fargo & Co.	2.57(b)	02/11/31	200,000	172,403
Wells Fargo & Co.	6.49(b)	10/23/34	220,000	235,966
Wells Fargo & Co.	3.07(b)	04/30/41	440,000	329,214
Total Financials				15,526,699
Health Care | 3.1%
AbbVie Inc.	4.95	03/15/31	105,000	105,749
AbbVie Inc.	5.35	03/15/44	65,000	66,277
AbbVie Inc.	5.40	03/15/54	130,000	133,808
Amgen Inc.	5.75	03/02/63	215,000	219,289
Bayer US Finance LLC (a)	6.25	01/21/29	331,000	336,766
Bayer US Finance LLC (a)	6.88	11/21/53	610,000	625,838
Bristol-Myers Squibb Co.	6.25	11/15/53	127,000	143,059
GE HealthCare Technologies Inc.	5.60	11/15/25	225,000	225,758
GE HealthCare Technologies Inc.	5.65	11/15/27	255,000	259,662
GE HealthCare Technologies Inc.	5.91	11/22/32	270,000	283,465
HCA Inc.	5.45	04/01/31	390,000	392,034
HCA Inc.	5.90	06/01/53	315,000	316,740
Pfizer Investment Enterprises Pte Ltd.	4.65	05/19/30	195,000	193,108
Pfizer Investment Enterprises Pte Ltd.	5.11	05/19/43	95,000	92,896
Pfizer Investment Enterprises Pte Ltd.	5.30	05/19/53	255,000	253,530
Solventum Corp. (a)	5.90	04/30/54	380,000	379,065
Total Health Care				4,027,044
Industrials | 1.5%
Ashtead Capital, Inc. (a)	1.50	08/12/26	240,000	218,512
Ashtead Capital, Inc. (a)	4.25	11/01/29	308,000	287,141
Ashtead Capital, Inc. (a)	2.45	08/12/31	200,000	162,402
BNSF Railway Co. (a)	3.44	06/16/28	340,144	323,190
Boeing Co. (The)	2.20	02/04/26	350,000	327,670
Delta Air Lines, Inc. (a)	7.00	05/01/25	250,000	253,280
Quanta Services, Inc.	2.35	01/15/32	260,000	211,270
Triton International Ltd.	3.25	03/15/32	175,000	142,015
Total Industrials				1,925,480
Information Technology | 1.0%
Avnet Inc.	6.25	03/15/28	170,000	174,142
Broadcom Cayman Finance Ltd.	3.88	01/15/27	255,000	247,204
Cisco Systems Inc.	4.95	02/26/31	230,000	232,030
Cisco Systems Inc.	5.30	02/26/54	130,000	133,443
VMware, Inc.	1.40	08/15/26	155,000	141,555
VMware, Inc.	4.70	05/15/30	200,000	194,683
VMware, Inc.	2.20	08/15/31	155,000	126,137
Total Information Technology				1,249,194

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2024  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 34.5% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Materials | 1.1%
Celanese US Holdings LLC	6.05%	03/15/25	$140,000	$140,269
Celanese US Holdings LLC	6.17	07/15/27	360,000	366,664
Celanese US Holdings LLC	6.33	07/15/29	260,000	269,607
Celanese US Holdings LLC	6.38	07/15/32	175,000	181,547
Glencore Funding LLC (a)	2.63	09/23/31	260,000	216,700
Glencore Funding LLC (a)	3.38	09/23/51	170,000	116,357
Silgan Holdings Inc. (a)	1.40	04/01/26	125,000	114,495
Total Materials				1,405,639
Real Estate | 1.0%
American Tower Corp.	5.50	03/15/28	205,000	206,717
Healthpeak OP, LLC	5.25	12/15/32	125,000	123,980
Host Hotels & Resorts, LP	4.50	02/01/26	150,000	146,883
Realty Income Corp.	4.85	03/15/30	200,000	197,695
VICI Properties LP	4.75	02/15/28	180,000	175,536
VICI Properties LP	6.13	04/01/54	385,000	379,737
Total Real Estate				1,230,548
Utilities | 4.2%
Ameren Illinois Co.	5.90	12/01/52	175,000	187,408
American Water Capital Corp.	2.80	05/01/30	920,000	809,894
American Water Capital Corp.	5.45	03/01/54	365,000	368,112
Entergy Louisiana, LLC	3.78	04/01/25	325,000	318,331
Exelon Corp.	5.15	03/15/28	235,000	235,575
Florida Power & Light Co.	5.05	04/01/28	170,000	171,859
Indiana Michigan Power Co.	5.63	04/01/53	215,000	217,192
Indianapolis Power & Light Co. (a)	5.65	12/01/32	260,000	264,339
National Fuel Gas Co.	5.50	01/15/26	80,000	79,876
Oklahoma Gas & Electric Co.	5.60	04/01/53	107,000	107,015
Pacific Gas & Electric Co.	3.00	06/15/28	225,000	205,515
Pacific Gas & Electric Co.	4.55	07/01/30	130,000	123,568
Pacific Gas & Electric Co.	4.25	03/15/46	770,000	603,081
PacifiCorp	5.30	02/15/31	500,000	501,434
Public Service Electric & Gas Co.	4.65	03/15/33	105,000	102,342
Public Service Electric & Gas Co.	5.13	03/15/53	300,000	295,117
SCE Recovery Funding LLC	2.51	11/15/43	190,000	130,659
Southern California Edison Co.	5.30	03/01/28	115,000	116,280
Southern California Edison Co.	2.25	06/01/30	55,000	46,736
Southern California Edison Co.	4.50	09/01/40	200,000	177,665
Southern California Edison Co.	4.00	04/01/47	164,000	129,801
Southern California Edison Co.	3.65	02/01/50	214,000	158,493
TerraForm Power Operating LLC (a)	4.75	01/15/30	171,000	156,745
Total Utilities				5,507,037
Total Corporate Bonds–Other
(Cost $47,332,851)				44,754,923

Mortgage-Backed Securities | 31.2% of portfolio

Farm 2021-1 Mortgage Trust 21-1 (a)	2.18(b)	01/25/51	212,665	167,340
FHLMC QA7479	3.00	03/01/50	197,340	172,408
FHLMC QE2363	3.50	05/01/52	1,284,344	1,149,479
FHLMC RA8249	5.50	11/01/52	695,694	694,490
FHLMC SD1188	3.50	06/01/52	679,858	608,729
FHLMC SD1495	5.00	08/01/52	846,396	835,291

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2024  |  (Unaudited)  |
(Continued)
Mortgage-Backed Securities | 31.2% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
FHLMC SD2605	5.50%	04/01/53	$478,966	$477,568
FHLMC SD7555	3.00	08/01/52	833,036	727,867
FHLMC SD8068	3.00	06/01/50	191,686	167,012
FHLMC SD8193	2.00	02/01/52	5,895,195	4,667,835
FHLMC SD8237	4.00	08/01/52	1,292,334	1,198,632
FNMA BN7662	3.50	07/01/49	77,356	70,293
FNMA CA4016	3.00	08/01/49	455,031	396,760
FNMA FM1000	3.00	04/01/47	831,210	731,161
FNMA FM4231	2.50	09/01/50	219,474	183,076
FNMA MA3691	3.00	07/01/49	131,556	114,778
FNMA MA3834	3.00	11/01/49	273,550	238,406
FNMA MA3960	3.00	03/01/50	126,806	110,221
FNMA MA3992	3.50	04/01/50	126,048	114,062
FNMA MA4048	3.00	06/01/50	572,508	497,392
FNMA MA4124	2.50	09/01/35	1,023,693	934,497
FNMA MA4179	2.00	11/01/35	3,344,645	2,985,449
FNMA MA4254	1.50	02/01/51	2,530,680	1,911,416
FNMA MA4303	2.00	04/01/36	1,347,870	1,201,479
FNMA MA4418	2.00	09/01/36	2,254,883	2,001,534
FNMA MA4437	2.00	10/01/51	3,843,379	3,049,566
FNMA MA4579	3.00	04/01/52	682,624	588,016
GNMA 21-8	1.00	01/20/50	462,284	355,547
GNMA 22-177	5.00	05/20/48	1,365,697	1,353,737
GNMA 23-128	5.75	08/20/47	577,851	579,004
GNMA 23-22EA	5.00	09/20/49	876,528	867,346
GNMA 23-22EC	5.00	01/20/51	428,741	424,234
GNMA 23-4	5.00	07/20/49	224,169	221,684
GNMA 23-59	5.00	11/20/41	455,111	451,923
GNMA 23-76	5.00	05/20/53	1,489,454	1,464,408
GNMA 23-84KA	5.50	06/20/42	632,453	629,012
GNMA 786247	4.00	07/20/52	622,796	582,398
GNMA 786428	4.00	06/20/52	1,024,176	944,861
GNMA 786576	4.50	09/20/52	254,889	241,558
GNMA 787291	7.50	03/20/54	275,000	282,251
GNMA CK0445	4.00	02/15/52	1,143,236	1,073,074
GNMA CV1215	7.00	07/20/53	704,836	719,649
GNMA CW8493	8.00	11/20/53	283,955	291,719
GNMA CW8495	7.50	11/20/53	318,928	327,222
GNMA MA8346	4.00	10/20/52	3,320,079	3,106,023
GNMA MA8880	6.00	05/20/53	547,456	552,563
Total Mortgage-Backed Securities
(Cost $42,822,444)				40,462,970

U.S. Government & Agency Obligations | 15.3% of portfolio

Federal Farm Credit Bank	0.52	10/21/25	300,000	280,591
Federal Farm Credit Bank	1.33	07/01/30	605,000	497,668
U.S. International Development Finance Corp.	1.05	10/15/29	106,613	96,534
U.S. Treasury Note	4.63	02/28/26	1,375,000	1,373,872
U.S. Treasury Note	4.25	03/15/27	1,362,000	1,355,722
U.S. Treasury Note	4.25	02/28/29	1,161,000	1,162,542
U.S. Treasury Note	4.25	02/28/31	1,580,000	1,582,716
U.S. Treasury Note	4.00	02/15/34	1,308,000	1,286,336
U.S. Treasury Note	2.38	02/15/42	4,918,000	3,657,955
U.S. Treasury Note	3.25	05/15/42	510,000	433,520
U.S. Treasury Note	3.38	08/15/42	4,374,000	3,778,042
U.S. Treasury Note	4.50	02/15/44	1,448,000	1,455,919

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2024  |  (Unaudited)  |
(Continued)
U.S. Government & Agency Obligations | 15.3% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
U.S. Treasury Note	4.75%	11/15/53	$2,723,000	$2,906,803
Total U.S. Government & Agency Obligations
(Cost $21,080,505)				19,868,220
Asset-Backed Securities | 9.3% of portfolio

Avant Credit Card Master Trust 21-1A (a)	1.37	04/15/27	500,000	482,727
Avant Loans Funding Trust 21-REV1 (a)	1.21	07/15/30	15,240	15,220
Avant Loans Funding Trust 22-REV1 (a)	6.54	09/15/31	518,454	517,964
Carvana Auto Receivables Trust 24-P1 (a)	5.05	04/10/29	325,000	324,253
Colony American Finance Ltd. 21-2 (a)	1.41	07/15/54	164,244	148,702
CoreVest American Finance 20-4 (a)	1.17	12/15/52	89,741	84,068
CoreVest American Finance 21-1 (a)	1.57	04/15/53	652,536	603,482
CoreVest American Finance 21-3 (a)	2.49	10/15/54	660,000	604,001
FIC Funding 21-1 (a)	1.13	04/15/33	22,149	21,936
First Investors Auto Owner Trust 21-2A (a)	0.48	03/15/27	52,814	52,220
Firstkey Homes Trust 22-SFR2 (a)	4.25	07/17/39	323,018	312,444
Flagship Credit Auto Trust 21-3 (a)	0.36	07/15/27	25,844	25,679
Ford Credit Auto Lease Trust 20-A	5.06	05/15/27	260,000	259,617
Frontier Issuer 23-1A (a)	6.60	08/20/53	1,000,000	1,009,965
Frontier Issuer 23-1B (a)	8.30	08/20/53	675,000	685,872
FRTKL 21-SFR1 (a)	1.57	09/17/38	250,000	227,534
GLS Auto Select Receivables Trust 24-1A (a)	5.24	03/15/30	265,000	264,074
GM Financial Automobile Leasing Trust 24-1	5.09	03/22/27	525,000	524,654
Gracie Point International Funding 23-2A (a)	7.61(b)	03/01/27	175,165	176,616
Honda Auto Receivables Owner Trust 24-1	5.21	08/15/28	580,000	582,408
John Deere Owner Trust 23-B	5.18	03/15/28	185,000	185,036
LAD Auto Receivables Trust 21-1 (a)	1.30	08/17/26	35,961	35,691
LAD Auto Receivables Trust 23-2 (a)	5.93	06/15/27	147,581	147,721
Oasis Securitisation 22-1A (a)	4.75	05/15/34	41,573	41,293
Oasis Securitisation 22-2A (a)	6.85	10/15/34	209,068	208,431
Oasis Securitisation 23-1A (a)	7.00	02/15/35	245,535	245,073
Oportun Funding 21-A (a)	1.21	03/08/28	116,756	112,931
Oportun Funding 21-B (a)	1.47	05/08/31	1,000,000	948,461
PenFed Auto Receivable Owner 22-A (a)	3.96	04/15/26	240,694	239,127
Progress Residential Trust 21-SFR8 (a)	1.51	10/17/38	336,461	305,840
Progress Residential Trust 22-SFR3 (a)	3.20	04/17/39	246,006	231,568
Progress Residential Trust 22-SFR3 (a)	3.60	04/17/39	165,000	155,983
SBA Tower Trust (a)	2.84	01/15/25	230,000	224,486
SBA Tower Trust (a)	1.88	01/15/26	20,000	18,670
SBA Tower Trust (a)	1.63	11/15/26	240,000	217,160
SBA Tower Trust (a)	6.60	01/15/28	210,000	215,134
SBA Tower Trust (a)	2.59	10/15/31	430,000	346,650
SBIC 2023-10B	5.69	09/10/33	341,790	349,795
T-Mobile US Trust 22-1A (a)	4.91	05/22/28	505,000	502,642
Volkswagen Auto Lease Trust 24-A	5.21	06/21/27	230,000	230,519
Westgate Resorts 22-1A (a)	2.29	08/20/36	176,284	169,014
Total Asset-Backed Securities
(Cost $12,339,927)				12,054,661

Yankee Bonds | 6.7% of portfolio

AerCap Ireland Capital DAC	3.88	01/23/28	250,000	237,016
Aptiv PLC	3.10	12/01/51	280,000	176,595
Avolon Holdings Funding Ltd. (a)	5.50	01/15/26	625,000	618,509
Avolon Holdings Funding Ltd. (a)	2.75	02/21/28	130,000	116,317
BAE Systems PLC (a)	5.00	03/26/27	325,000	324,339
BAE Systems PLC (a)	5.13	03/26/29	325,000	326,125

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2024  |  (Unaudited)  |
(Continued)
Yankee Bonds | 6.7% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Banco Santander SA	6.53%(b)	11/07/27	$200,000	$205,133
Barclays PLC	7.33(b)	11/02/26	370,000	379,076
Barclays PLC	5.83(b)	05/09/27	240,000	240,510
Barclays PLC	6.04(b)	03/12/55	200,000	208,230
BP Capital Markets America Inc.	4.81	02/13/33	110,000	108,559
BPCE SA (a)	5.98(b)	01/18/27	250,000	250,645
Cenovus Energy Inc.	5.25	06/15/37	395,000	377,853
Danske Bank AS (a)	5.43(b)	03/01/28	260,000	260,552
Delta and SkyMiles IP Ltd. (a)	4.75	10/20/28	550,000	537,931
Deutsche Bank AG	1.69	03/19/26	150,000	140,427
Enbridge Inc.	5.70	03/08/33	320,000	327,729
Hyundai Capital Services Inc. (a)	5.13	02/05/27	550,000	545,905
Mitsubishi UFJ Financial Group Inc.	3.74	03/07/29	300,000	285,333
Mizuho Financial Group Inc.	4.25(b)	09/11/29	200,000	193,203
Nissan Motor Co., Ltd. (a)	4.81	09/17/30	200,000	186,755
OCI NV (a)	6.70	03/16/33	310,000	308,967
Petronas Capital Ltd. (a)	3.40	04/28/61	360,000	246,629
Roche Holdings Inc. (a)	5.49	11/13/30	390,000	404,178
Roche Holdings Inc. (a)	5.22	03/08/54	200,000	202,862
Santander UK Group Holdings PLC	6.53(b)	01/10/29	275,000	284,278
Societe Generale (a)	5.52(b)	01/19/28	325,000	322,765
Sumitomo Mitsui Financial Group Inc.	5.46	01/13/26	240,000	240,808
Sumitomo Mitsui Financial Group Inc.	5.52	01/13/28	200,000	203,954
Svenska Handelsbanken AB (a)	5.50	06/15/28	260,000	262,648
Var Energi ASA (a)	7.50	01/15/28	200,000	211,535
Total Yankee Bonds
(Cost $8,960,624)				8,735,366
Municipal Bonds | 1.3% of portfolio

Arizona | 0.2%
Pinal County Arizona Revenue Obligation	1.58	08/01/26	110,000	101,706
Yuma Arizona Pledged Revenue	2.63	07/15/38	135,000	105,779
Total Arizona				207,485
California | 0.9%
City of Chula Vista California Pension Obligation	2.91	06/01/45	255,000	178,331
City of Monterey Park California Pension Obligation	1.89	06/01/30	1,000,000	845,852
Huntington Beach California Pension Obligation	1.68	06/15/27	155,000	140,707
San Francisco California City & County Airports	3.35	05/01/51	100,000	74,919
Total California				1,239,809
Texas | 0.1%
North Texas Tollway Authority Revenue	3.01	01/01/43	150,000	114,603
Total Texas				114,603
West Virginia | 0.1%
West Virginia State University Revenues	3.01	10/01/41	150,000	116,688
Total West Virginia				116,688
Total Municipal Bonds
(Cost $2,055,000)				1,678,585

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2024  |  (Unaudited)  |
(Continued)
Corporate Bond Guaranteed by Export-Import Bank of the United States | 0.1% of portfolio
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Energy | 0.1%
Petroleos Mexicanos	5.93%(b)	04/15/25	$89,375	$89,289
Total Energy				89,289
Total Corporate Bond Guaranteed by Export-Import Bank of the United States
(Cost $89,351)				89,289

Money Market Fund | 1.6% of portfolio
		Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	5.26(c)	2,140,318	2,140,318
Total Money Market Fund
(Cost $2,140,318)			2,140,318
Total Investments in Securities
(Cost $136,821,020) | 100.0%			$129,784,332
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Trustees. The total of such securities at period-end amounts to $23,147,574 and represents 17.8% of total investments.
(b)	Variable coupon rate as of March 31, 2024.
(c)	7-day yield at March 31, 2024.
LLC -Limited Liability Company
N.A. -North America
LP -Limited Partnership
Pte -Private Limited Company
FHLMC -Federal Home Loan Mortgage Corporation
DAC -Designated Activity Company
PLC -Public Limited Company
SA -Sociedad Anonima or Societe Anonyme
AS -Anonim Sirket
AG -Aktiengesellschaft
NV -Naamloze Vennottschap
AB -Aktiebolag
ASA -Allmennaksjeselskap
At March 31, 2024, the cost of investment securities for tax purposes was $136,940,694. Net unrealized depreciation of investment securities was $7,156,362 consisting of unrealized gains of $568,384 and unrealized losses of $7,724,746.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2024  |  (Unaudited)  |
(Continued)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Intermediate Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds–Other	$ —	$44,754,923	$ —	$44,754,923
Mortgage-Backed Securities	—	40,462,970	—	40,462,970
U.S. Government & Agency Obligations	—	19,868,220	—	19,868,220
Asset-Backed Securities	—	12,054,661	—	12,054,661
Yankee Bonds	—	8,735,366	—	8,735,366
Municipal Bonds	—	1,678,585	—	1,678,585
Corporate Bond Guaranteed by Export-Import Bank of the United States	—	89,289	—	89,289
Money Market Fund	2,140,318	—	—	2,140,318
Total	$2,140,318	$127,644,014	$ —	$129,784,332

Portfolio of Investments
Rural America Growth & Income Fund  |  March 31, 2024  |  (Unaudited)

Common Stocks | 59.4% of portfolio
	Shares	Value
Communication Services | 1.6%
Media
Cable One, Inc.	42	$17,771
Wireless Telecommunication Services
T-Mobile U.S., Inc.	872	142,328
Total Communication Services		160,099
Consumer Discretionary | 7.5%
Hotels, Restaurants & Leisure
Choice Hotels International, Inc.	1,059	133,804
Leisure Products
Malibu Boats, Inc. Class A (a)	1,079	46,699
Specialty Retail
ARKO Corp.	4,866	27,736
Burlington Stores, Inc. (a)	552	128,169
Lowe's Companies, Inc.	317	80,750
Ollie's Bargain Outlet Holdings, Inc. (a)	588	46,787
O'Reilly Automotive, Inc. (a)	151	170,461
Tractor Supply Co.	503	131,645
Total Consumer Discretionary		766,051
Consumer Staples | 2.0%
Consumer Staples Distribution & Retail
Dollar General Corp.	344	53,685
Food Products
Hershey Co. (The)	785	152,682
Total Consumer Staples		206,367
Energy | 3.8%
Oil, Gas & Consumable Fuels
Chevron Corp.	705	111,207
ConocoPhillips	981	124,861
Marathon Petroleum Corp.	724	145,886
Total Energy		381,954
Financials | 7.4%
Banks
FB Financial Corp.	568	21,391
Glacier Bancorp, Inc.	991	39,918
SouthState Corp.	346	29,420
Truist Financial Corp.	2,002	78,038
Capital Markets
CME Group, Inc.	769	165,558
Intercontinental Exchange, Inc.	948	130,284
Financial Services
Jack Henry & Associates, Inc.	842	146,281
Insurance
Allstate Corp.	180	31,142
American International Group, Inc.	548	42,837
Chubb Ltd.	266	68,928
Total Financials		753,797

Portfolio of Investments  |  Rural America Growth & Income Fund  |  March 31, 2024  |
(Unaudited)  |  (Continued)
Common Stocks | 59.4% of portfolio (Continued)
	Shares	Value
Health Care | 10.1%
Health Care Equipment & Supplies
Integer Holdings Corp. (a)	1,400	$163,352
Stryker Corp.	624	223,311
Health Care Providers & Services
AMN Healthcare Services, Inc. (a)	685	42,819
Cencora, Inc.	275	66,822
Centene Corp. (a)	1,489	116,857
Life Sciences Tools & Services
IQVIA Holdings Inc. (a)	564	142,630
Mettler-Toledo International, Inc. (a)	51	67,896
Pharmaceuticals
Zoetis Inc.	1,176	198,991
Total Health Care		1,022,678
Industrials | 10.1%
Commercial Services & Supplies
Casella Waste Systems, Inc. Class A (a)	793	78,404
Ground Transportation
CSX Corp.	3,403	126,149
J.B. Hunt Transport Services, Inc.	344	68,542
Machinery
Cummins Inc.	241	71,011
Deere & Co.	522	214,406
Xylem, Inc.	267	34,507
Software
Paycom Software, Inc.	480	95,525
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	595	117,542
Fastenal Co.	2,913	224,709
Total Industrials		1,030,795
Information Technology | 8.9%
Electronic Equipment, Instruments & Components
Advanced Energy Industries, Inc.	948	96,677
Corning Inc.	3,070	101,187
Trimble Inc. (a)	1,522	97,956
Semiconductors & Semiconductor Equipment
Diodes Inc. (a)	1,204	84,882
Micron Technology, Inc.	1,736	204,657
Software
ANSYS, Inc. (a)	482	167,331
Tyler Technologies, Inc. (a)	354	150,454
Total Information Technology		903,144
Materials | 4.3%
Chemicals
Sherwin-Williams Co. (The)	309	107,325
Construction Materials
Vulcan Materials Co.	413	112,716
Containers & Packaging
Ball Corp.	1,577	106,227
Metals & Mining
Freeport-McMoRan Inc.	2,303	108,287
Total Materials		434,555

Portfolio of Investments  |  Rural America Growth & Income Fund  |  March 31, 2024  |
(Unaudited)  |  (Continued)
Common Stocks | 59.4% of portfolio (Continued)
			Shares	Value
Real Estate | 3.7%
Health Care REITs
Community Healthcare Trust Inc.			798	$21,187
Specialized REITs
American Tower Corp.			802	158,467
Crown Castle Inc.			1,302	137,791
Uniti Group Inc.			9,981	58,888
Total Real Estate				376,333
Total Common Stocks
(Cost $ 5,505,492)				6,035,773
U.S. Government & Agency Obligations | 25.6% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount
Federal Farm Credit Bank	0.52%	10/21/25	$200,000	187,061
Federal Farm Credit Bank	3.32	02/25/26	200,000	195,024
Federal Farm Credit Bank	1.20	04/28/27	195,000	176,059
Federal Farm Credit Bank	3.38	09/15/27	65,000	62,839
Federal Farm Credit Bank	3.87	08/15/28	265,000	260,510
Federal Farm Credit Bank	3.43	12/06/28	62,000	59,781
Federal Farm Credit Bank	4.00	09/27/29	200,000	197,179
Federal Farm Credit Bank	4.09	05/03/32	324,000	306,849
Federal Farm Credit Bank	3.50	09/01/32	50,000	46,613
Federal Farm Credit Bank	2.50	04/14/36	70,000	54,659
Federal Farm Credit Banks Funding Corp.	2.25	01/14/30	70,000	61,596
Federal Farm Credit Banks Funding Corp.	6.69	10/18/38	30,000	30,191
Tennessee Valley Authority	2.88	09/15/24	99,000	97,863
Tennessee Valley Authority	0.75	05/15/25	128,000	122,117
Tennessee Valley Authority	1.50	09/15/31	65,000	53,620
U.S. Treasury Note	4.62	02/28/26	83,000	82,932
U.S. Treasury Note	4.12	02/15/27	24,000	23,797
U.S. Treasury Note	4.25	03/15/27	301,000	299,612
U.S. Treasury Note	4.25	02/28/29	17,000	17,023
U.S. Treasury Note	4.25	02/28/31	225,000	225,387
U.S. Treasury Note	4.00	02/15/34	41,000	40,321
Total U.S. Government & Agency Obligations
(Cost $ 2,644,862)				2,601,033

Corporate Bonds–Other | 9.2% of portfolio

Communication Services | 0.8%
T-Mobile USA Inc.	4.80	07/15/28	41,000	40,661
T-Mobile USA, Inc.	3.75	04/15/27	44,000	42,376
Total Communication Services				83,037
Consumer Discretionary | 1.1%
Choice Hotels International, Inc.	3.70	01/15/31	25,000	21,905
Dollar General Corp.	5.00	11/01/32	30,000	29,643
Kohl's Corp.	4.25	07/17/25	22,000	21,515
Tractor Supply Co.	1.75	11/01/30	44,000	35,668
Total Consumer Discretionary				108,731
Consumer Staples | 0.4%
Bunge Limited Finance Corp.	3.75	09/25/27	10,000	9,597

Portfolio of Investments  |  Rural America Growth & Income Fund  |  March 31, 2024  |
(Unaudited)  |  (Continued)
Corporate Bonds–Other | 9.2% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Consumer Staples | 0.4% (Continued)
Bunge Limited Finance Corp.	2.75%	05/14/31	$35,000	$30,142
Total Consumer Staples				39,739
Energy | 0.0%
Murphy Oil Corp.	6.38	07/15/28	2,000	2,013
Total Energy				2,013
Financials | 3.7%
American Tower Corp.	3.95	03/15/29	60,000	56,683
Chubb INA Holdings Inc.	3.15	03/15/25	36,000	35,251
Cincinnati Financial Corp.	6.92	05/15/28	25,000	26,578
Globe Life Inc.	4.55	09/15/28	33,000	32,325
Intercontinental Exchange, Inc.	3.75	12/01/25	78,000	76,322
M&T Bank Corp.	7.41 (b)	10/30/29	35,000	36,913
Metlife, Inc.	3.00	03/01/25	42,000	41,107
Truist Financial Corp.	1.27 (b)	03/02/27	45,000	41,603
Truist Financial Corp.	5.43 (b)	01/24/30	25,000	24,971
Total Financials				371,753
Health Care | 0.8%
Laboratory Corporation of America Holdings	1.55	06/01/26	43,000	39,826
Zoetis Inc.	5.40	11/14/25	40,000	40,053
Total Health Care				79,879
Industrials | 0.5%
CNH Industrial Capital LLC	1.45	07/15/26	17,000	15,605
J.B. Hunt Transport Services, Inc.	3.88	03/01/26	23,000	22,483
John Deere Capital Corp.	4.95	07/14/28	15,000	15,113
Total Industrials				53,201
Information Technology | 0.2%
Micron Technology, Inc.	4.66	02/15/30	26,000	25,396
Total Information Technology				25,396
Materials | 0.7%
Mosaic Co.	4.05	11/15/27	22,000	21,222
Steel Dynamics, Inc.	2.40	06/15/25	27,000	25,999
Vulcan Materials Co.	3.50	06/01/30	32,000	29,329
Total Materials				76,550
Real Estate | 0.5%
American Tower Corp.	5.50	03/15/28	30,000	30,251
Crown Castle International Corp.	3.80	02/15/28	18,000	17,041
Total Real Estate				47,292
Utilities | 0.5%
Black Hills Corp.	2.50	06/15/30	60,000	50,217
Total Utilities				50,217
Total Corporate Bonds–Other
(Cost $ 985,286)				937,808

Portfolio of Investments  |  Rural America Growth & Income Fund  |  March 31, 2024  |
(Unaudited)  |  (Continued)
Asset-Backed Securities | 1.7% of portfolio
	Interest Rate /Yield	Maturity Date	Face Amount	Value
John Deere Owner Trust 23-A	5.01%	11/15/27	$50,000	$49,854
John Deere Owner Trust 23-B	5.18	03/15/28	20,000	20,004
SBA Tower Trust (c)	1.63	11/15/26	30,000	27,145
SBA Tower Trust (c)	2.59	10/15/31	52,000	41,920
SBA Tower Trust (c)	2.84	01/15/25	35,000	34,161
Total Asset-Backed Securities
(Cost $ 187,198)				173,084

Mortgage-Backed Securities | 1.7% of portfolio

Farm 2021-1 Mortgage Trust 21-1 (c)	2.18(b)	01/25/51	25,019	19,687
Freddie Mac Multiclass Certificates 21-P009	1.13	01/25/31	35,807	31,444
GNMA 786428	4.00	06/20/52	47,416	43,744
GNMA 786576	4.50	09/20/52	56,642	53,680
GNMA II POOL 785401	2.50	10/20/50	26,978	22,422
Total Mortgage-Backed Securities
(Cost $ 186,671)				170,977

Municipal Bonds | 0.9% of portfolio

Kansas | 0.1%
City of Wichita, Kansas Water & Sewer Utility Revenue	3.00	10/01/24	10,000	9,896
Montana | 0.1%
Yellowstone County School District No. 2 Billings	2.22	06/15/32	15,000	12,402
Pennsylvania | 0.4%
Geisinger Health System Revenue	2.25	04/01/27	20,000	18,546
New Castle Sanitation Authority	1.16	06/01/25	25,000	23,837
Total Pennsylvania				42,383
Washington | 0.3%
Northwest Open Access Network Revenue	1.69	12/01/27	30,000	26,556
Total Municipal Bonds
(Cost $ 100,950)				91,237

Money Market Fund | 1.5% of portfolio
		Shares
State Street Institutional U.S. Government Money Market Fund	5.26%(d)	156,021	156,021
Total Money Market Fund
(Cost $ 156,021)			156,021
Total Investments in Securities
(Cost $9,766,480) | 100.0%			$10,165,933
(a)	Non-income producing.
(b)	Variable coupon rate as of March 31, 2024.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $122,913 and represents 1.2% of total investments.
(d)	7-day yield at March 31, 2024.
CME -Chicago Mercantile Exchange
LLC -Limited Liability Company

Portfolio of Investments  |  Rural America Growth & Income Fund  |  March 31, 2024  |
(Unaudited)  |  (Continued)
At March 31, 2024, the cost of investment securities for tax purposes was $9,786,088. Net unrealized appreciation of investment securities was $379,845 consisting of unrealized gains of $955,144 and unrealized losses of $575,299.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Rural America Growth & Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$6,035,773	$ —	$ —	$6,035,773
U.S. Government & Agency Obligations	—	2,601,033	—	2,601,033
Corporate Bonds–Other	—	937,808	—	937,808
Asset-Backed Securities	—	173,084	—	173,084
Mortgage-Backed Securities	—	170,977	—	170,977
Municipal Bonds	—	91,237	—	91,237
Money Market Fund	156,021	—	—	156,021
Total	$6,191,794	$3,974,139	$ —	$10,165,933

Portfolio of Investments
Stock Index Fund  |  March 31, 2024  |  (Unaudited)

	Cost	Value
INVESTMENT	$22,905,940	$241,413,656
Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Index Master Portfolio managed by BlackRock Fund Advisors.  As of March 31, 2024, the Stock Index Fund's ownership interest in the S&P 500 Index Master Portfolio was 0.62%.  See the Appendix for the S&P 500 Index Master Portfolio for holdings information.

Portfolio of Investments
Value Fund  |  March 31, 2024  |  (Unaudited)

Common Stocks | 98.6% of portfolio
	Shares	Value
Communication Services | 8.2%
Entertainment
Walt Disney Co. (The)	180,600	$22,098,216
Interactive Media & Services
Alphabet, Inc., Class C (a)	172,020	26,191,765
Meta Platforms, Inc., Class A	75,500	36,661,290
Total Communication Services		84,951,271
Consumer Discretionary | 8.0%
Distributors
LKQ Corp.	169,500	9,052,995
Hotels, Restaurants & Leisure
McDonald's Corp.	57,097	16,098,499
Household Durables
PulteGroup, Inc.	94,700	11,422,714
Specialty Retail
Home Depot, Inc.	36,918	14,161,745
TJX Companies, Inc. (The)	143,200	14,523,344
Ulta Beauty, Inc. (a)	35,356	18,486,945
Total Consumer Discretionary		83,746,242
Consumer Staples | 0.8%
Food Products
Kraft Heinz Co. (The)	227,700	8,402,130
Total Consumer Staples		8,402,130
Energy | 7.5%
Oil, Gas & Consumable Fuels
Chevron Corp.	165,900	26,169,066
ConocoPhillips	237,500	30,229,000
Diamondback Energy, Inc.	112,200	22,234,674
Total Energy		78,632,740
Financials | 20.8%
Banks
Bank of America Corp.	557,102	21,125,308
Citigroup, Inc.	221,939	14,035,422
JPMorgan Chase & Co.	226,791	45,426,237
Truist Financial Corp.	318,400	12,411,232
Capital Markets
Goldman Sachs Group, Inc.	76,674	32,025,963
Financial Services
Fiserv, Inc. (a)	197,400	31,548,468
Visa Inc., Class A	74,898	20,902,534
Insurance
Allstate Corp.	86,984	15,049,102
American International Group, Inc.	52,494	4,103,456
Chubb Ltd.	78,938	20,455,204
Total Financials		217,082,926
Health Care | 18.5%
Biotechnology
AbbVie Inc.	180,763	32,916,943
Common Stocks | 98.6% of portfolio (Continued)
	Shares	Value
Health Care | 18.5% (Continued)
Health Care Equipment & Supplies
Abbott Laboratories	265,156	$30,137,631
Boston Scientific Corp. (a)	416,696	28,539,509
Health Care Providers & Services
Centene Corp. (a)	321,997	25,270,324
Cigna Corp.	64,814	23,539,797
Pharmaceuticals
Bristol-Myers Squibb Co.	248,501	13,476,209
Merck & Co., Inc.	187,182	24,698,665
Royalty Pharma PLC, Class A	483,484	14,683,409
Total Health Care		193,262,487
Industrials | 16.5%
Aerospace & Defense
Northrop Grumman Corp.	47,031	22,511,859
Electrical Equipment
Eaton Corp. PLC	88,687	27,730,651
Ground Transportation
CSX Corp.	617,782	22,901,179
Industrial Conglomerates
Honeywell International, Inc.	165,173	33,901,758
Machinery
Deere & Co.	46,700	19,181,558
Parker-Hannifin Corp.	82,422	45,809,323
Total Industrials		172,036,328
Information Technology | 8.3%
Semiconductors & Semiconductor Equipment
Lam Research Corp.	28,300	27,495,431
NXP Semiconductors NV	94,763	23,479,429
Software
Microsoft Corp.	62,114	26,132,602
Oracle Corp.	73,400	9,219,774
Total Information Technology		86,327,236
Materials | 5.9%
Chemicals
DuPont de Nemours, Inc.	226,278	17,348,734
Containers & Packaging
Avery Dennison Corp.	117,587	26,251,298
Metals & Mining
Freeport-McMoRan Inc.	375,000	17,632,500
Total Materials		61,232,532
Real Estate | 4.1%
Specialized REITs
Crown Castle Inc.	130,700	13,831,981
Digital Realty Trust, Inc.	111,801	16,103,816

Portfolio of Investments  |  Value Fund  |  March 31, 2024  |  (Unaudited)  |  (Continued)
Common Stocks | 98.6% of portfolio (Continued)
	Shares	Value
Real Estate | 4.1% (Continued)
VICI Properties Inc.	444,235	$13,233,761
Total Real Estate		43,169,558
Total Common Stocks
(Cost $527,618,580)		1,028,843,450
Money Market Fund | 1.4% of portfolio

State Street Institutional U.S. Government Money Market Fund Premier Class, 5.26% (b)	14,363,447	14,363,447
Total Money Market Fund
(Cost $14,363,447)		14,363,447
Total Investments in Securities
(Cost $541,982,027) | 100.0%		$1,043,206,897
(a)	Non-income producing.
(b)	7-day yield at March 31, 2024.
PLC -Public Limited Company
NV -Naamloze Vennottschap
At March 31, 2024, the cost of investment securities for tax purposes was $542,994,470. Net unrealized appreciation of investment securities was $500,212,427 consisting of unrealized gains of $506,083,523 and unrealized losses of $5,871,096.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,028,843,450	$ —	$ —	$1,028,843,450
Money Market Fund	14,363,447	—	—	14,363,447
Total	$1,043,206,897	$ —	$ —	$1,043,206,897

Portfolio of Investments
Growth Fund  |  March 31, 2024  |  (Unaudited)

Common Stocks | 99.8% of portfolio
	Shares	Value
Communication Services | 14.0%
Entertainment
Netflix, Inc. (a)	7,552	$4,586,556
Spotify Technology SA (a)	9,592	2,531,329
Interactive Media & Services
Alphabet, Inc., Class A (a)	146,946	22,178,560
Meta Platforms, Inc., Class A	35,439	17,208,470
Wireless Telecommunication Services
T-Mobile U.S., Inc.	14,347	2,341,717
Total Communication Services		48,846,632
Consumer Discretionary | 12.4%
Broadline Retail
Amazon.com, Inc. (a)	149,916	27,041,848
Coupang, Inc. (a)	138,519	2,464,253
MercadoLibre, Inc. (a)	340	514,066
Hotels, Restaurants & Leisure
Booking Holdings, Inc.	1,326	4,810,569
Chipotle Mexican Grill, Inc. (a)	1,184	3,441,616
Leisure Products
Peloton Interactive, Inc. (a)	69,531	297,940
Specialty Retail
Ross Stores, Inc.	32,842	4,819,892
Total Consumer Discretionary		43,390,184
Consumer Staples | 0.8%
Beverages
Monster Beverage Corp. (a)	13,608	806,682
Consumer Staples Distribution & Retail
Dollar General Corp.	13,397	2,090,736
Total Consumer Staples		2,897,418
Energy | 0.8%
Energy Equipment & Services
Schlumberger NV	50,656	2,776,455
Total Energy		2,776,455
Financials | 10.8%
Capital Markets
Charles Schwab Corp.	29,006	2,098,294
Tradeweb Markets Inc.	16,666	1,736,097
Financial Services
Affirm Holdings, Inc. (a)	6,661	248,189
Fiserv, Inc. (a)	68,002	10,868,080
Global Payments, Inc.	19,841	2,651,948
Mastercard Inc., Class A	24,886	11,984,351
Visa Inc., Class A	29,881	8,339,189
Total Financials		37,926,148
Health Care | 15.3%
Biotechnology
argenx SE ADR (a)	3,700	1,456,764
Common Stocks | 99.8% of portfolio (Continued)
	Shares	Value
Health Care | 15.3% (Continued)
Legend Biotech Corp. ADR (a)	20,220	$1,134,140
Health Care Equipment & Supplies
Becton, Dickinson & Co.	15,387	3,807,513
Intuitive Surgical, Inc. (a)	19,371	7,730,773
Penumbra, Inc. (a)	3,982	888,703
Stryker Corp.	19,530	6,989,201
Health Care Providers & Services
Cigna Corp.	24,687	8,966,072
Humana, Inc.	2,777	962,841
UnitedHealth Group, Inc.	24,292	12,017,252
Life Sciences Tools & Services
Danaher Corp.	5,077	1,267,828
Pharmaceuticals
Eli Lilly & Co.	10,895	8,475,874
Total Health Care		53,696,961
Industrials | 3.1%
Aerospace & Defense
Howmet Aerospace Inc.	31,411	2,149,455
Machinery
Ingersoll Rand Inc.	53,965	5,123,977
Professional Services
Equifax Inc.	4,000	1,070,080
Paylocity Holding Corp. (a)	15,102	2,595,429
Total Industrials		10,938,941
Information Technology | 42.6%
Electronic Equipment, Instruments & Components
Amphenol Corp., Class A	51,161	5,901,422
IT Services
MongoDB, Inc. (a)	1,708	612,557
Shopify Inc., Class A (a)	18,500	1,427,645
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc. (a)	17,833	3,218,678
ASML Holding NV ADR	5,272	5,116,318
NVIDIA Corp.	32,870	29,700,017
Software
Adobe Inc. (a)	9,325	4,705,395
Atlassian Corp., Class A (a)	14,400	2,809,584
Aurora Innovation, Inc. (a)	86,713	244,531
Cadence Design Systems, Inc. (a)	8,828	2,747,980
Dynatrace, Inc. (a)	40,349	1,873,807
Fair Isaac Corp. (a)	1,985	2,480,476
Fortinet, Inc. (a)	25,900	1,769,229
Intuit, Inc.	18,095	11,761,750
Microsoft Corp.	112,140	47,179,541
salesforce.com, Inc.	7,377	2,221,805
ServiceNow, Inc. (a)	7,019	5,351,285

Portfolio of Investments  |  Growth Fund  |  March 31, 2024  |  (Unaudited)  |  (Continued)
Common Stocks | 99.8% of portfolio (Continued)
	Shares	Value
Information Technology | 42.6% (Continued)
Technology Hardware, Storage & Peripherals
Apple, Inc.	117,522	$20,152,673
Total Information Technology		149,274,693
Total Common Stocks
(Cost $169,969,169)		349,747,432
Money Market Fund | 0.2% of portfolio

State Street Institutional U.S. Government Money Market Fund Premier Class, 5.26% (b)	814,404	814,404
Total Money Market Fund
(Cost $814,404)		814,404
Total Investments in Securities
(Cost $170,783,573) | 100.0%		$350,561,836
(a)	Non-income producing.
(b)	7-day yield at March 31, 2024.
SA -Sociedad Anonima or Societe Anonyme
NV -Naamloze Vennottschap
ADR -American Depositary Receipt
SE -Societas Europaea
At March 31, 2024, the cost of investment securities for tax purposes was $171,983,838. Net unrealized appreciation of investment securities was $178,577,998 consisting of unrealized gains of $180,666,962 and unrealized losses of $2,088,964.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$349,747,432	$ —	$ —	$349,747,432
Money Market Fund	814,404	—	—	814,404
Total	$350,561,836	$ —	$ —	$350,561,836

Portfolio of Investments
International Equity Fund  |  March 31, 2024  |  (Unaudited)

Common Stocks | 95.7% of portfolio
	Shares	Value
Australia | 2.1%
BHP Group Ltd. ADR	32,364	$1,867,079
Total Australia		1,867,079
Britain | 8.1%
Haleon PLC	569,627	2,387,179
Rio Tinto PLC	29,166	1,844,016
Shell PLC	85,557	2,838,736
Total Britain		7,069,931
Canada | 7.6%
Alimentation Couche-Tard Inc.	33,600	1,917,697
Canadian National Railway Co.	10,749	1,415,751
Manulife Financial Corp.	131,800	3,291,716
Total Canada		6,625,164
China | 1.3%
Haier Smart Home Co., Ltd.	182,548	568,053
Zhejiang Sanhua Intelligent Controls Co., Ltd.	158,000	525,260
Total China		1,093,313
Denmark | 2.9%
Coloplast A/S	2,080	280,835
Genmab A/S (a)	4,424	1,326,442
Novozymes A/S, Class B	15,803	929,556
Total Denmark		2,536,833
France | 10.2%
Air Liquide SA	6,985	1,453,219
Dassault Systèmes SE	36,619	1,621,018
L’Oréal SA	5,958	2,821,540
Schneider Electric SE	12,975	2,933,341
Total France		8,829,118
Germany | 13.5%
Allianz SE REG	11,015	3,301,384
BioNTech SE ADR (a)	13,860	1,278,585
Infineon Technologies AG	86,070	2,926,856
SAP SE ADR	13,771	2,685,758
Symrise AG	12,717	1,522,363
Total Germany		11,714,946
Hong Kong | 1.7%
AIA Group Ltd.	223,400	1,502,716
Total Hong Kong		1,502,716
India | 0.9%
HDFC Bank Ltd. ADR	13,523	756,882
Total India		756,882
Common Stocks | 95.7% of portfolio (Continued)
	Shares	Value
Indonesia | 0.3%
PT Telkom Indonesia (Persero) Tbk. ADR	11,663	$259,618
Total Indonesia		259,618
Japan | 16.2%
Chugai Pharmaceutical Co., Ltd.	79,300	3,030,480
Daifuku Co., Ltd.	50,900	1,220,043
Keyence Corp.	2,900	1,346,356
Komatsu Ltd.	58,500	1,731,060
Shimano, Inc.	5,800	862,829
Shionogi & Co., Ltd.	24,700	1,262,213
Sony Group Corp.	28,800	2,469,621
Sysmex Corp.	50,100	894,029
Unicharm Corp.	39,100	1,244,797
Total Japan		14,061,428
Netherlands | 2.2%
Adyen NV (a)	1,140	1,925,616
Total Netherlands		1,925,616
Republic of South Korea | 1.5%
Samsung Electronics Co., Ltd. GDR	884	1,312,503
Total Republic of South Korea		1,312,503
Russia | 0.0%
LUKOIL PJSC (a)	6,253	0
Total Russia		0
Singapore | 3.7%
DBS Group Holdings Ltd.	121,115	3,232,295
Total Singapore		3,232,295
Spain | 3.7%
Banco Bilboa Vizcaya Argentaria SA	271,853	3,237,359
Total Spain		3,237,359
Sweden | 9.3%
Alfa Laval AB	44,682	1,755,749
Assa Abloy AB	42,623	1,223,208
Atlas Copco AB, Class A	99,465	1,679,820
Epiroc AB, Class A	66,799	1,253,987
Skandinaviska Enskilda Banken AB, Class A	163,699	2,217,717
Total Sweden		8,130,481
Switzerland | 6.6%
Alcon Inc.	21,740	1,810,725
Nestlé SA ADR	11,452	1,216,774
Roche Holding AG REG	6,661	1,700,679

Portfolio of Investments  |  International Equity Fund  |  March 31, 2024  |  (Unaudited)  |
(Continued)
Common Stocks | 95.7% of portfolio (Continued)
	Shares	Value
Switzerland | 6.6% (Continued)
Sonova Holding AG REG	3,638	$1,053,539
Total Switzerland		5,781,717
Taiwan | 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,614	1,444,035
Total Taiwan		1,444,035
United States of America | 2.2%
Linde PLC	4,087	1,897,676
Total United States of America		1,897,676
Total Common Stocks
(Cost $62,231,311)		83,278,710

Money Market Fund | 4.3% of portfolio
	Shares	Value
State Street Institutional U.S. Government Money Market Fund Premier Class, 5.26% (b)	3,721,628	$3,721,628
Total Money Market Fund
(Cost $3,721,628)		3,721,628
Total Investments in Securities
(Cost $65,952,939) | 100.0%		$87,000,338

(a)	Non-income producing.
(b)	7-day yield at March 31, 2024.
ADR -American Depositary Receipt
PLC -Public Limited Company
A/S -Aktieselskab
SA -Sociedad Anonima or Societe Anonyme
SE -Societas Europaea
REG -Registered Shares
AG -Aktiengesellschaft
Tbk. -Terbuka
NV -Naamloze Vennottschap
GDR -Global Depositary Receipt
AB -Aktiebolag
At March 31, 2024, the cost of investment securities for tax purposes was $65,994,632. Net unrealized appreciation of investment securities was $21,005,706 consisting of unrealized gains of $23,788,881 and unrealized losses of $2,783,175.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Portfolio of Investments  |  International Equity Fund  |  March 31, 2024  |  (Unaudited)  |
(Continued)
International Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$18,625,522	$64,653,188	$ —	$83,278,710
Money Market Fund	3,721,628	—	—	3,721,628
Total	$22,347,150	$64,653,188	$ —	$87,000,338

Portfolio of Investments
Small-Company Stock Fund  |  March 31, 2024  |  (Unaudited)

Common Stocks | 98.6% of portfolio
	Shares	Value
Consumer Discretionary | 7.8%
Broadline Retail
Savers Value Village, Inc. (a)	37,400	$721,072
Hotels, Restaurants & Leisure
Hilton Grand Vacations Inc. (a)	110,400	5,211,984
Household Durables
MDC Holdings, Inc.	42,388	2,666,629
Leisure Products
Malibu Boats, Inc., Class A (a)	61,500	2,661,720
Topgolf Callaway Brands Corp. (a)	187,951	3,039,168
YETI Holdings, Inc. (a)	82,700	3,188,085
Specialty Retail
ARKO Corp.	441,500	2,516,550
Total Consumer Discretionary		20,005,208
Energy | 8.7%
Oil, Gas & Consumable Fuels
Matador Resources Co.	59,300	3,959,461
Northern Oil and Gas, Inc.	161,900	6,424,192
Permian Resources Corp.	243,300	4,296,678
SM Energy Co.	153,300	7,642,005
Total Energy		22,322,336
Financials | 15.5%
Banks
Atlantic Union Bankshares Corp.	129,592	4,575,894
Cadence Bank	136,750	3,965,750
FB Financial Corp.	138,259	5,206,834
Glacier Bancorp, Inc.	104,116	4,193,792
Live Oak Bancshares, Inc.	123,000	5,105,730
Capital Markets
Donnelley Financial Solutions, Inc. (a)	56,900	3,528,369
Consumer Finance
Encore Capital Group, Inc. (a)	116,283	5,303,668
Insurance
Kinsale Capital Group, Inc.	14,826	7,779,795
Total Financials		39,659,832
Health Care | 13.8%
Health Care Equipment & Supplies
Enovis Corp. (a)	56,976	3,558,151
Envista Holdings Corp. (a)	106,000	2,266,280
Globus Medical, Inc. (a)	66,225	3,552,309
Integer Holdings Corp. (a)	76,970	8,980,860
iRhythm Technologies, Inc. (a)	16,900	1,960,400
Lantheus Holdings, Inc. (a)	31,600	1,966,784
STAAR Surgical Co. (a)	35,236	1,348,834
Health Care Providers & Services
AMN Healthcare Services, Inc. (a)	39,087	2,443,327
Life Sciences Tools & Services
Medpace Holdings, Inc. (a)	22,650	9,153,998
Total Health Care		35,230,943
Common Stocks | 98.6% of portfolio (Continued)
	Shares	Value
Industrials | 26.5%
Aerospace & Defense
Triumph Group, Inc. (a)	407,930	$6,135,267
Building Products
Hayward Holdings, Inc. (a)	386,000	5,909,660
Construction & Engineering
Comfort Systems USA, Inc.	29,188	9,273,320
Electrical Equipment
Atkore Inc.	53,500	10,184,260
Ground Transportation
Werner Enterprises, Inc.	85,933	3,361,699
Machinery
ESAB Corp.	57,176	6,321,950
Federal Signal Corp.	118,894	10,090,534
John Bean Technologies Corp.	34,600	3,629,194
Professional Services
CACI International Inc., Class A (a)	8,371	3,171,186
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	48,326	9,546,801
Total Industrials		67,623,871
Information Technology | 15.9%
Electronic Equipment, Instruments & Components
Advanced Energy Industries, Inc.	63,162	6,441,261
Plexus Corp. (a)	35,600	3,375,592
Semiconductors & Semiconductor Equipment
Axcelis Technologies, Inc. (a)	11,000	1,226,720
Diodes Inc. (a)	67,486	4,757,763
Software
Altair Engineering Inc., Class A (a)	94,477	8,139,193
Descartes Systems Group Inc. (The) (a)	86,570	7,923,752
Model N, Inc. (a)	153,300	4,364,451
PowerSchool Holdings, Inc. (a)	207,669	4,421,273
Total Information Technology		40,650,005
Materials | 6.8%
Chemicals
Avient Corp.	170,627	7,405,212
Construction Materials
Summit Materials, Inc., Class A (a)	225,209	10,037,565
Total Materials		17,442,777
Real Estate | 3.6%
Health Care REITs
Community Healthcare Trust Inc.	78,900	2,094,795
Office REITs
Easterly Government Properties, Inc.	229,311	2,639,369

Portfolio of Investments  |  Small-Company Stock Fund  |  March 31, 2024  |  (Unaudited)  |
(Continued)
Common Stocks | 98.6% of portfolio (Continued)
	Shares	Value
Real Estate | 3.6% (Continued)
Real Estate Management & Development
DigitalBridge Group, Inc.	79,200	$1,526,184
Specialized REITs
Uniti Group Inc.	497,500	2,935,250
Total Real Estate		9,195,598
Total Common Stocks
(Cost $176,555,325)		252,130,570

Money Market Fund | 1.4% of portfolio
	Shares	Value
State Street Institutional U.S. Government Money Market Fund Premier Class, 5.26% (b)	3,454,310	$3,454,310
Total Money Market Fund
(Cost $3,454,310)		3,454,310
Total Investments in Securities
(Cost $180,009,635) | 100.0%		$255,584,880

(a)	Non-income producing.
(b)	7-day yield at March 31, 2024.
At March 31, 2024, the cost of investment securities for tax purposes was $179,583,446. Net unrealized appreciation of investment securities was $76,001,434 consisting of unrealized gains of $90,374,759 and unrealized losses of $14,373,325.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Small-Company Stock Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$252,130,570	$ —	$ —	$252,130,570
Money Market Fund	3,454,310	—	—	3,454,310
Total	$255,584,880	$ —	$ —	$255,584,880

Appendix
S&P 500 Index Master Portfolio